AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 8, 2022

1933 Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.

Post-Effective Amendment No.

THE ADVISORS’ INNER CIRCLE FUND

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

1-800-932-7781

(Registrant’s Telephone Number)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities being Registered: Institutional Class Shares of the Cambiar Opportunity Fund and Cambiar Small Cap Fund and Investor Class Shares of the Cambiar Small Cap Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on October 8, 2022 pursuant to Rule 488 under the Securities Act of 1933, as amended.

GREAT LAKES DISCIPLINED EQUITY FUND

GREAT LAKES LARGE CAP VALUE FUND

GREAT LAKES SMALL CAP OPPORTUNITY FUND

Dear Shareholder:

Your vote is needed.

Enclosed you will find important information concerning your investment in the Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund and Great Lakes Small Cap Opportunity Fund, as applicable (each, a “Target Fund,” and together, the “Target Funds”), each a series of Managed Portfolio Series (the “Target Trust”). The Board of Trustees of the Target Trust (the “Board”), after careful consideration, has approved the following reorganizations (each, a “Reorganization,” and together, the “Reorganizations”):

•	The reorganization of the Great Lakes Disciplined Equity Fund into the Cambiar Opportunity Fund, a series of The Advisors’ Inner Circle Fund (the “Acquiring Trust”);
•	The reorganization of the Great Lakes Large Cap Value Fund into the Cambiar Opportunity Fund, a series of the Acquiring Trust; and
•	The reorganization of the Great Lakes Small Cap Opportunity Fund into the Cambiar Small Cap Fund, a series of the Acquiring Trust (together with the Cambiar Opportunity Fund, the “Acquiring Funds,” and each, an “Acquiring Fund” and together with the Target Funds, the “Funds” and each, a “Fund”).

A joint special meeting of shareholders of the Target Funds has been scheduled for November 22, 2022 at 2:00 p.m. CT, to vote on the Reorganizations. Due to the public health impact of the coronavirus pandemic (COVID-19), the meeting will be held by webcast format only. If you plan to attend the Meeting virtually, please follow the registration instructions as outlined in the enclosed Proxy Statement/Prospectus. Target Fund shareholders of record as of the close of business on September 30, 2022, are entitled to vote at the meeting and at any adjournment or postponement of the meeting.

The attached combined Proxy Statement/Prospectus gives you information relating to the Reorganizations. The Board of Trustees of the Target Trust recommends that shareholders of the Target Funds approve the Reorganizations.

If shareholders of a Target Fund approve its Reorganization, and all other closing conditions are met, the Reorganization is expected to take effect on or about Monday, December 12, 2022. Upon the completion of a Reorganization, each shareholder of the applicable Target Fund will receive shares of the corresponding class of shares of the Acquiring Fund, as discussed in greater detail in the Proxy Statement/Prospectus. We encourage you to support the Trustees’ recommendation to approve the proposals. Before you vote, however, please read the full text of the combined Proxy Statement/Prospectus.

Please read the enclosed materials and cast your vote on the proxy card(s) or by telephone or via the Internet. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be. Thank you for your participation in this important initiative.

/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President and Principal Executive Officer

Managed Portfolio Series

615 East Michigan Street

Milwaukee, Wisconsin 53202

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

GREAT LAKES DISCIPLINED EQUITY FUND

GREAT LAKES LARGE CAP VALUE FUND

GREAT LAKES SMALL CAP OPPORTUNITY FUND

To Be Held on November 22, 2022

A joint special meeting (the “Meeting”) of the shareholders of the Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund and Great Lakes Small Cap Opportunity Fund (each, a “Target Fund,” and together, the “Target Funds”), each a series of the Managed Portfolio Series (the “Target Trust”) will be held on November 22, 2022 at 2:00 p.m. CT to vote on the following proposals (each, a “Proposal,” and together, the “Proposals”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof. Due to the public health impact of the coronavirus pandemic (COVID-19), the Meeting will be held in webcast format only.

Proposal 1: Great Lakes Disciplined Equity Fund – Cambiar Opportunity Fund Reorganization

To approve an Agreement and Plan of Reorganization pursuant to which the Cambiar Opportunity Fund would acquire all of the assets and assume the stated liabilities of the Great Lakes Disciplined Equity Fund in exchange for Institutional Class Shares of the Cambiar Opportunity Fund to be distributed pro rata by the Great Lakes Disciplined Equity Fund to its shareholders of Institutional Class Shares in a complete liquidation of the Great Lakes Disciplined Equity Fund.

Proposal 2: Great Lakes Large Cap Value Fund – Cambiar Opportunity Fund Reorganization

To approve an Agreement and Plan of Reorganization pursuant to which the Cambiar Opportunity Fund would acquire all of the assets and assume the stated liabilities of the Great Lakes Large Cap Value Fund in exchange for Institutional Class Shares of the Cambiar Opportunity Fund to be distributed pro rata by the Great Lakes Large Cap Value Fund to its shareholders of Institutional Class Shares in a complete liquidation of the Great Lakes Large Cap Value Fund.

Proposal 3: Great Lakes Small Cap Opportunity Fund – Cambiar Small Cap Fund Reorganization

To approve an Agreement and Plan of Reorganization pursuant to which the Cambiar Small Cap Fund would acquire all of the assets and assume the stated liabilities of the Great Lakes Small Cap Opportunity Fund in exchange for Institutional Class Shares and Investor Class Shares of the Cambiar Small Cap Fund to be distributed pro rata by the Great Lakes Small Cap Opportunity Fund to its shareholders of Institutional Class Shares and Investor Class Shares, respectively, in a complete liquidation of the Great Lakes Small Cap Opportunity Fund.

Shareholders of each Target Fund will vote separately on each Proposal. The approval of one Reorganization is not contingent upon the approval of any other Reorganization.

Target Fund shareholders of record as of the close of business on September 30, 2022 (the “Record Date”) are entitled to notice of, and to vote at, the Meeting or any adjournment or postponement of the Meeting. If sufficient votes to approve a Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned or postponed to permit further solicitations of proxies.

Please vote your shares by completing the enclosed proxy card and returning it in the enclosed postage-paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card. If you are voting by mail, please sign and promptly return the proxy card in the postage-paid return envelope regardless of the number of shares owned. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by participating in the virtual Meeting and recasting your vote.

The Board of Trustees of the Target Trust (the “Target Trust Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage-paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

The Target Trust Board recommends that shareholders of the Target Funds vote “FOR” the Proposals as described in the accompanying Proxy Statement/Prospectus.

By order of the Board of Trustees,

/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President and Principal Executive Officer
[____], 2022

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Great Lakes Disciplined Equity Fund,

Great Lakes Large Cap Value Fund

and

Great Lakes Small Cap Opportunity Fund,

each a series of

Managed Portfolio Series

615 East Michigan Street

Milwaukee, Wisconsin 53202

414-765-6844

Cambiar Opportunity Fund and Cambiar Small Cap Fund, each a series of The Advisors’ Inner Circle Fund One Freedom Valley Drive Oaks, Pennsylvania 19456 800-932-7781

PROXY STATEMENT/PROSPECTUS

[____], 2022

Introduction

This Proxy Statement/Prospectus contains information that shareholders of the Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund and Great Lakes Small Cap Opportunity Fund (each, a “Target Fund” and together, the “Target Funds”), each a series of Managed Portfolio Series (the “Target Trust”), should know before voting on the proposed reorganizations that are described herein (each, a “Reorganization,” and together, the “Reorganizations”), and should be retained for future reference. This document is both the proxy statement of the Target Funds and also a prospectus for the Cambiar Opportunity Fund and the Cambiar Small Cap Fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”), each a series of The Advisors’ Inner Circle Fund (the “Acquiring Trust”). The Target Funds and the Acquiring Funds (each a “Fund” and together, the “Funds”) are each series of registered open-end management investment companies.

The Reorganizations will be effected pursuant to an Agreement and Plan of Reorganization (the “Agreement”). Under the Agreement, each Target Fund will transfer all of its assets to its corresponding Acquiring Fund in exchange for (i) the assumption by the Acquiring Fund of the Target Fund’s stated liabilities and (ii) the classes of shares of the Acquiring Fund as set forth in the following chart:

If you own shares of the Target Fund listed below	Share Class	You will receive shares of the Acquiring Fund listed below	Share Class
Great Lakes Disciplined Equity Fund	Institutional Class	Cambiar Opportunity Fund	Institutional Class
Great Lakes Large Cap Value Fund	Institutional Class	Cambiar Opportunity Fund	Institutional Class
Great Lakes Small Cap Opportunity Fund	Institutional Class	Cambiar Small Cap Fund	Institutional Class
	Investor Class		Investor Class

A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held on November 22, 2022 at 2:00 p.m. CT. Due to the public health impact of the coronavirus pandemic (COVID-19), the Meeting will be held in webcast format only. At the Meeting, shareholders of the Target Funds will be asked to consider the following proposals relating to the Reorganizations (each, a “Proposal,” and together, the “Proposals”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof.

Proposal 1: Great Lakes Disciplined Equity Fund – Cambiar Opportunity Fund Reorganization

To approve an Agreement and Plan of Reorganization pursuant to which the Cambiar Opportunity Fund would acquire all of the assets and assume the stated liabilities of the Great Lakes Disciplined Equity Fund in exchange for Institutional Class Shares of the Cambiar Opportunity Fund to be distributed pro rata by the Great Lakes Disciplined Equity Fund to its shareholders of Institutional Class Shares in a complete liquidation of the Great Lakes Disciplined Equity Fund.

Proposal 2: Great Lakes Large Cap Value Fund – Cambiar Opportunity Fund Reorganization

To approve an Agreement and Plan of Reorganization pursuant to which the Cambiar Opportunity Fund would acquire all of the assets and assume the stated liabilities of the Great Lakes Large Cap Value Fund in exchange for Institutional Class Shares of the Cambiar Opportunity Fund to be distributed pro rata by the Great Lakes Large Cap Value Fund to its shareholders of Institutional Class Shares in a complete liquidation of the Great Lakes Large Cap Value Fund.

Proposal 3: Great Lakes Small Cap Opportunity Fund – Cambiar Small Cap Fund Reorganization

To approve an Agreement and Plan of Reorganization pursuant to which the Cambiar Small Cap Fund would acquire all of the assets and assume the stated liabilities of the Great Lakes Small Cap Opportunity Fund in exchange for Institutional Class Shares and Investor Class Shares of the Cambiar Small Cap Fund to be distributed pro rata by the Great Lakes Small Cap Opportunity Fund to its shareholders of Institutional Class Shares and Investor Class Shares, respectively, in a complete liquidation of the Great Lakes Small Cap Opportunity Fund.

Shareholders of each Target Fund will vote separately on each Proposal, as shown below:

Target Fund	Acquiring Fund	Proposal #
Great Lakes Disciplined Equity Fund	Cambiar Opportunity Fund	1
Great Lakes Large Cap Value Fund	Cambiar Opportunity Fund	2
Great Lakes Small Cap Opportunity Fund	Cambiar Small Cap Fund	3

The approval of one Reorganization is not contingent upon the approval of any other Reorganization.

Each Reorganization is anticipated to be a tax-free transaction for federal income tax purposes. For more detailed information about the federal income tax consequences of each Reorganization, please refer to the section titled “Federal Income Tax Considerations” below.

The Board of Trustees of the Target Trust (the “Target Trust Board”) has fixed the close of business on September 30, 2022 as the record date (“Record Date”) for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about October 24, 2022, to all shareholders eligible to vote on the Proposals.

The Target Trust Board has approved the Agreement and has determined that each Reorganization is in the best interests of the applicable Target Fund and its shareholders and will not dilute the interests of the existing shareholders of such Target Fund. Accordingly, the Target Trust Board recommends that shareholders vote “FOR” the Proposals. If shareholders of a Target Fund do not approve its Reorganization, the Target Trust Board will consider what further action is appropriate for such Target Fund, which could include the liquidation of the Target Fund, which would be a fully taxable redemption to shareholders.

This Proxy Statement/Prospectus sets forth certain information about the Reorganization and the Acquiring Fund that you should consider before voting on the Proposals or investing in the Acquiring Funds. You should retain this information for future reference. The Target Trust and Acquiring Trust are separate registered open-end management investment companies. Additional information about the Target Funds is available in the following documents, as each may be amended or supplemented:

1.	Summary Prospectus dated July 29, 2022 for the Great Lakes Disciplined Equity Fund (the “Great Lakes Disciplined Equity Fund Summary Prospectus”);

2.	Summary Prospectus dated July 29, 2022 for the Great Lakes Large Cap Value Fund (the “Great Lakes Large Cap Value Fund Summary Prospectus”);

3.	Summary Prospectus dated July 29, 2022 for the Great Lakes Small Cap Opportunity Fund (the “Great Lakes Small Cap Opportunity Fund Summary Prospectus”, and together with the Great Lakes Disciplined Equity Fund Summary Prospectus and Great Lakes Large Cap Value Fund Summary Prospectus, the “Target Funds Summary Prospectuses”);

4.	Prospectus dated July 29, 2022 for the Target Funds (the “Target Funds Prospectus”);

5.	Statement of Additional Information dated July 29, 2022 for the Target Funds (the “Target Funds SAI”); and

6.	Each Target Fund’s audited financial statements and the related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2022 (the “Target Funds Annual Report”).

The Target Funds Summary Prospectuses, Target Funds Prospectus, Target Funds SAI and Target Funds Annual Report are available on the Target Funds’ website at www.glafunds.com. Copies of these documents are also available at no cost by calling 855-278-2020 or writing to the Target Funds at Great Lakes Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The Target Funds Summary Prospectuses and Target Funds Annual Report have previously been delivered to shareholders.

Additional information about the Acquiring Funds is available in the following, as each may be amended or supplemented:

1.	Summary Prospectus dated March 16, 2022 for the Cambiar Opportunity Fund (the “Cambiar Opportunity Fund Summary Prospectus”);

2.	Summary Prospectus dated March 16, 2022 for the Cambiar Small Cap Fund (the “Cambiar Small Cap Fund Summary Prospectus,” and together with the Cambiar Opportunity Fund Summary Prospectus, the “Acquiring Funds Summary Prospectuses”);

3.	Prospectus dated March 1, 2022 for the Acquiring Funds (the “Acquiring Funds Prospectus”);

4.	Statement of Additional Information dated March 1, 2022 for the Acquiring Funds (the “Acquiring Funds SAI”);

5.	Each Acquiring Fund’s audited financial statements and the related report of the independent registered public accounting firm included in the Acquiring Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2021 (the “Acquiring Funds Annual Report”); and

6.	Each Acquiring Fund’s unaudited financial statements included in the Acquiring Funds’ Semi-Annual Report to shareholders for the fiscal period ended April 30, 2022 (the “Acquiring Funds Semi-Annual Report”).

The Acquiring Funds Summary Prospectuses, Acquiring Funds Prospectus, Acquiring Funds SAI, Acquiring Funds Annual Report and Acquiring Funds Semi-Annual Report are available at www.cambiar.com. Copies of these documents are also available at no charge by writing to the Cambiar Funds at P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: The Cambiar Funds c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or by calling 1-866-777-8227 (toll free). Copies of the SAI to this Proxy Statement/Prospectus (the “Merger SAI”) are available at no charge by writing to the Cambiar Funds at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-866-777-8227.

The Target Trust and Acquiring Trust are subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”) and, in accordance therewith, file reports and other information, including proxy materials and trust documents, with the U.S. Securities and Exchange Commission (the “SEC”). Reports, proxy statements, registration statements and other information may be inspected without charge and copied at the public reference facility maintained by the SEC at 100 F Street, N.E., Washington, DC 20549 at prescribed rates, as well as online at http://www.sec.gov, which contains reports, proxy and information statements and other information filed with the SEC. The file number for the Target Fund documents listed above is 333-172080. The file number for the Acquiring Fund documents listed above is 033-42484.

Each of the following documents is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus:

1.	The Target Funds Prospectus;

2.	The Acquiring Funds Prospectus;

3.	The Target Funds SAI;

4.	The Acquiring Funds SAI;

5.	Each Target Fund’s audited financial statements and the related report of the independent registered public accounting firm included in the Target Funds Annual Report (no other parts of the Target Funds Annual Report are incorporated herein by reference);

6.	Each Acquiring Fund’s audited financial statements and the related report of the independent registered public accounting firm included in the Acquiring Funds Annual Report (no other parts of the Acquiring Funds Annual Report are incorporated herein by reference);

7.	Each Acquiring Fund’s unaudited financial statements included in the Acquiring Funds Semi-Annual Report (no other parts of the Acquiring Funds Semi-Annual Report are incorporated herein by reference); and

8.	The Merger SAI.

A copy of the Acquiring Funds Prospectus accompanies this Proxy Statement/Prospectus. The financial highlights for the Target Funds and Acquiring Funds contained in the Target Funds Annual Report and the Acquiring Funds Semi-Annual Report, respectively, are included in this Proxy Statement/Prospectus as Exhibit C. The file number for the Merger SAI is [XX].

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Funds.

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No dealer, salesperson or any other person has been authorized to give any information or to make any representations regarding the Reorganizations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the SEC, and you should not rely on such other information or representations.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the Target Funds Prospectus, Target Funds SAI, Acquiring Funds Prospectus and Acquiring Funds SAI. Shareholders should read the entire Proxy Statement/Prospectus, the Agreement, the Target Funds Prospectus, the Target Funds SAI, the Acquiring Funds Prospectus and the Acquiring Funds SAI carefully for more complete information.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares of a Target Fund as of the Record Date and have the right to vote on the very important Proposal described herein concerning your Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the Proposals.

On what am I being asked to vote?

You are being asked to approve reorganizing your Target Fund into its corresponding Acquiring Fund. Specifically, you are being asked to vote on the approval of the Agreement between your Target Fund and the corresponding Acquiring Fund providing for the Reorganization of your Target Fund into the corresponding Acquiring Fund as described in the applicable Proposal.

The principal differences between each Target Fund and its corresponding Acquiring Fund are described in this Proxy Statement/Prospectus. The Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Funds.

Approval of the shareholders of the Target Funds is needed to proceed with the Proposals with respect to each Target Fund. The Meeting will be held on November 22, 2022 to consider the Proposals. Shareholders of each Target Fund will vote separately on each Proposal. The approval of one Reorganization is not contingent upon the approval of any other Reorganization. If shareholders of the Target Funds do not approve the Reorganizations, the Target Fund Board will consider what further actions to take with respect to each Target Funds.

What are the reasons for the proposed Reorganizations?

Cambiar Investors, LLC (“Cambiar” or the “Acquiring Funds’ Adviser”) and Great Lakes Advisors, LLC (“GLA” or the “Target Funds’ Adviser”) believe that, from an asset class perspective, the synergies that exist between the two organizations make reorganizing each Target Fund into its respective Acquiring Fund a compelling proposition. The similar orientations and objectives of each organization’s respective Funds are complementary and led GLA to believe that transitioning Target Fund shareholders into the Acquiring Funds would benefit such shareholders. Cambiar further believes that the increased asset levels of the Acquiring Funds that would result from the Reorganizations have the opportunity to assist the Acquiring Funds in achieving improved economies of scale to the benefit of both the current investors in the Target Funds and the Acquiring Funds.

What is the expected timing of the Reorganizations?

If shareholders of each Target Fund approve its Reorganization at the Meeting, and all other closing conditions are met, each Reorganization is expected to take effect on or about December 12, 2022 (the “Closing Date”).

Has the Target Trust Board approved the Reorganizations?

Yes. The Target Trust Board has carefully reviewed the Proposals and unanimously approved the Agreement and the Reorganizations. The Target Trust Board recommends that shareholders of the Target Funds vote “FOR” the Proposals.

How will the number of Acquiring Fund shares that I will receive be determined?

Immediately after the Reorganization of your Target Fund, you will receive your pro rata share of the Acquiring Fund shares received by your Target Fund in the Reorganization. The number of Acquiring Fund shares that a Target Fund’s shareholders will receive will be based on the relative net asset value (“NAV”) of the Target Fund and its corresponding Acquiring Fund as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”). Subject to the terms of the Agreement, each Target Fund’s assets will be valued pursuant to the Acquiring Trust’s valuation procedures, determined as of the Valuation Time.

How do the Funds’ investment objectives, principal investment strategies and principal risks compare?

Investment Objective

The investment objective of each of the Great Lakes Disciplined Equity Fund and Great Lakes Large Cap Value Fund is to seek to provide total return, while the investment objective of the Cambiar Opportunity Fund is to seek to provide total return and capital preservation.

The investment objective of the Great Lakes Small Cap Opportunity Fund is to seek to provide total return, while the investment objective of the Cambiar Small Cap Fund is to seek to provide long-term capital appreciation.

The section below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Investment Objectives” compares the investment objective of each Target Fund and its corresponding Acquiring Fund in greater detail.

Principal Investment Strategies

The principal investment strategies of each Target Fund are similar to the principal investment strategies of its corresponding Acquiring Fund.

The Great Lakes Disciplined Equity Fund and Cambiar Opportunity Fund employ large-cap focused investment strategies, and thus the universes of securities in which the Funds may invest and which are considered by the respective portfolio managers are similar. These Funds also share relatively similar valuation principles. However, the Great Lakes Disciplined Equity Fund employs a more quantitative investment approach, may invest principally in equity securities of large-cap companies with smaller market capitalizations and holds a larger portfolio of securities than the Cambiar Opportunity Fund. The Great Lakes Disciplined Equity Fund also utilizes a “core” approach to investing that is intended not to exhibit a pronounced style bias towards either growth or value, whereas the Cambiar Opportunity Fund employs a value strategy.

The Great Lakes Large Cap Value Fund and Cambiar Opportunity Fund each employ a large-cap value investment strategy and employ a fundamental investment discipline that utilizes an active “bottom up” investment approach, seeking to build focused portfolios of well-managed businesses trading at discounts to intrinsic values and possessing superior quality characteristics. The Great Lakes Large Cap Value Fund generally holds a similar number of securities as the Cambiar Opportunity Fund, in that the Great Lakes Large Cap Fund generally holds approximately 35-55 securities, while the Cambiar Opportunity Fund generally holds approximately 35 securities. However, the Great Lakes Large Cap Value Fund may invest principally in equity securities of companies with smaller market capitalizations than the companies in which the Cambiar Opportunity Fund may invest principally. The Great Lakes Large Cap Value Fund also incorporates environmental, social and governance (“ESG”) factors into its principal investment strategies, while the Cambiar Opportunity Fund’s principal investment strategies do not contain a formal position on ESG factors.

The Great Lakes Small Cap Opportunity Fund and Cambiar Small Cap Fund each employ a small-cap value investment strategy and employ a fundamental investment discipline that utilizes an active “bottom up” investment approach, seeking to build focused portfolios of well-managed businesses trading at discounts to intrinsic values and possessing superior quality characteristics. The Great Lakes Small Cap Opportunity Fund generally hold a similar number of securities as the Cambiar Small Cap Fund.

In addition to the foregoing:

•	Each Target Fund may invest in preferred stock, convertible securities, other investment companies, including exchange traded funds (“ETFs”), and real estate investment trusts (“REITs”) as a principal investment strategy. Each Acquiring Fund may invest in such instruments but does not do so as a principal investment strategy.

•	Each Target Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies or in American Depositary Receipts (“ADRs”) that trade on a United States exchange. Each Acquiring Fund may invest in such instruments but does not do so as a principal investment strategy.

The section below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS —Comparison of Principal Investment Strategies” compares the principal investment strategies of each Target Fund and its corresponding Acquiring Fund in greater detail.

Principal Risks

Each Target Fund and its corresponding Acquiring Fund share certain principal risks. In this regard:

•	The Great Lakes Disciplined Equity Fund and Cambiar Opportunity Fund share the following principal risks: market risk, equity risk and pandemic risk.

•	The Great Lakes Large Cap Value Fund and Cambiar Opportunity Fund share the following principal risks: market risk, equity risk, value-style investing risk and pandemic risk.

•	The Great Lakes Small Cap Opportunities Fund and Cambiar Small Cap Fund share the following principal risks: market risk, equity risk, small capitalization company risk, value-style investing risk and pandemic risk.

However, there are also differences in the principal risks of each Target Fund and its corresponding Acquiring Fund. In this regard, each Target Fund is subject to the following principal risks to which its corresponding Acquiring Fund is not subject because the Acquiring Fund does not utilize the principal investment strategies that give rise to such principal risks: preferred stock risk, convertible securities risk, investment company risk, ETF risk, sector emphasis risk, foreign securities risk, currency risk, ADR risk and portfolio turnover risk. In addition, the following Target Funds and Acquiring Fund include the following principal risk disclosures that the corresponding Acquiring Fund or Target Fund, as applicable, do not:

•	The Great Lakes Disciplined Equity Fund discloses information technology sector risk, management risk, large companies risk and REIT risk.

•	The Great Lakes Large Cap Value Fund discloses limited holdings risk, large companies risk, ESG risk and financial sector risk.

•	The Great Lakes Small Cap Opportunities Fund discloses an industrial sector risk and financial sector risk.

•	The Cambiar Opportunity Fund discloses value style investing risk.

Given the differences in investment objectives and principal investment strategies, Target Fund shareholders may experience different principal investment strategies and risk profiles as shareholders of the Acquiring Funds. The section below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS —Comparison of Principal Risks of Investing in the Funds” compares the principal risks of each Target Fund and its corresponding Acquiring Fund in greater detail.

How do the Funds’ fees and expenses compare?

The investment advisory fee rate payable by the Cambiar Opportunity Fund to Cambiar is the same as the investment advisory fee rate payable by each of the Great Lakes Disciplined Equity Fund and Great Lakes Large Cap Value Fund to the Target Funds’ Adviser. The current Total Annual Fund Operating Expenses of the Institutional Class of the Cambiar Opportunity Fund are lower than the current Total Annual Fund Operating Expenses of the Institutional Class of each of the Great Lakes Disciplined Equity Fund and Great Lakes Large Cap Value Fund, and the pro forma Total Annual Fund Operating Expenses of the Institutional Class of the Cambiar Opportunity Fund after giving effect to the Reorganization are expected to be lower than the current Total Annual Fund Operating Expenses of the Institutional Class of each of the Great Lakes Disciplined Equity Fund and Great Lakes Large Cap Value Fund. Further, the Cambiar Opportunity Fund has a lower contractual fee cap than each of the Great Lakes Disciplined Equity Fund and Great Lakes Large Cap Value Fund.

The investment advisory fee rate payable by the Cambiar Small Cap Fund to Cambiar is higher than the investment advisory fee rate payable by the Great Lakes Small Cap Opportunity Fund to the Target Funds’ Adviser. However, the current Total Annual Fund Operating Expenses of the Investor Class and Institutional Class of the Cambiar Small Cap Fund are lower than the current Total Annual Fund Operating Expenses of the Investor Class and Institutional Class of the Great Lakes Small Cap Opportunity Fund, respectively, and the pro forma Total Annual Fund Operating Expenses of the Investor Class and Institutional Class of the Cambiar Small Cap Fund after giving effect to the Reorganization are expected to be lower than the current Total Annual Fund Operating Expenses of the Investor Class and Institutional Class of the Great Lakes Small Cap Opportunity Fund. Further, the Cambiar Small Cap Fund has a lower contractual fee cap than the Great Lakes Small Cap Opportunity Fund.

The section below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS – Comparison of Fund Fees and Expenses” compares the fees and expenses of each Target Fund to its corresponding Acquiring Fund.

How do the Funds’ share classes compare?

Holders of Institutional Class Shares of each Target Fund will receive Institutional Class Shares of the corresponding Acquiring Fund in connection with the Target Fund’s Reorganization. Institutional Class Shares of each Target Fund and its corresponding Acquiring Fund do not impose any sales charges, fees pursuant to a plan adopted under Rule 12b-1 of the 1940 Act (“Rule 12b-1 Fees”) or shareholder servicing fees adopted pursuant to a shareholder servicing plan (a “Shareholder Servicing Plan Fee”).

Holders of Investor Class Shares of the Great Lakes Small Cap Opportunity Fund will receive Investor Class Shares of the Cambiar Small Cap Fund in connection with the Great Lakes Small Cap Opportunity Fund’s Reorganization. Investor Class Shares of the Great Lakes Small Cap Opportunity Fund impose a Rule 12b-1 Fee of 0.25% of the average daily net assets attributable to the Investor Class Shares but do not impose a sales charge or Shareholder Servicing Plan Fee, while Investor Class Shares of the Cambiar Small Cap Fund impose a Shareholder Servicing Plan Fee not to exceed 0.25% of the average daily net assets attributable to the Investor Class Shares annually for non-distribution-related services but do not impose a sales charge or Rule 12b-1 Fee.

Institutional Class Shares of each Target Fund have a significantly lower minimum investment amount than its corresponding Acquiring Fund. Institutional Class Shares of each Target Fund have a subsequent minimum investment amount, while Institutional Class Shares of each Acquiring Fund do not.

Investor Class Shares of the Cambiar Small Cap Fund offered through non-retirement accounts have a higher minimum investment amount than Investor Class Shares of the Great Lakes Small Cap Opportunity Fund offered through non-retirement accounts. Investor Class Shares of the Cambiar Small Cap Fund offered through retirement accounts have the same or lower minimum investment amounts than Investor Class Shares of the Great Lakes Small Cap Opportunity Fund offered through non-retirement accounts.

Target Fund shareholders will not be subject to the minimum initial investment amounts of the Acquiring Funds described above with respect to their receipt of Acquiring Fund Shares issued in connection with the Reorganizations.

The section below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS – Comparison of Share Class Features” provides additional details on the features of each share class of each Target Fund to those of its corresponding Acquiring Fund.

How do the Funds’ portfolio turnover rates compare?

Each Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance.

During the fiscal year ended March 31, 2022, the Great Lakes Disciplined Equity Fund’s portfolio turnover rate was 163% of the average value of its portfolio, the Great Lakes Large Cap Value Fund’s portfolio turnover rate was 56% of the average value of its portfolio and the Great Lakes Small Cap Opportunity Fund’s portfolio turnover rate was 46% of the average value of its portfolio. During the fiscal year ended October 31, 2021, the Cambiar Opportunity Fund’s portfolio turnover rate was 36% of the average value of its portfolio and the Cambiar Small Cap Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

How do the investment advisers and portfolio managers of the Funds compare?

The Target Funds and Acquiring Funds have different investment advisers and portfolio managers. Below is a summary of the investment adviser and portfolio managers of each Fund. For more information, please see the section below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS – Comparison of Investment Advisers and Portfolio Managers.”

Investment Adviser

GLA serves as investment adviser of the Target Funds. GLA is located at 231 South LaSalle Street, 4th Floor, Chicago, Illinois 60604. As of December 30, 2021, GLA had approximately $12.6 billion in assets under management and advisement.

Cambiar serves as investment adviser of the Acquiring Funds. Cambiar is located at 200 Columbine Street, Suite 800, Denver, Colorado 80206. As of December 31, 2021, Cambiar had approximately $5.7 billion in assets under management.

Portfolio Managers

The Great Lakes Disciplined Equity Fund is managed by the Great Lakes Disciplined Equity Team. This team is comprised of Jon E. Quigley, CFA and John D. Bright, CFA. They are responsible for the day-to-day management of the Fund. Mr. Quigley has served the Fund since its inception in June 2009 through the Fund’s predecessor and Mr. Bright has served the Fund since June 2009.

The Great Lakes Large Cap Value Fund is managed by the Great Lakes Value Equity Team. The team is comprised of Edward Calkins, CFA; Wells L. Frice, CFA; Benjamin J. Kim, CFA, CPA, Portfolio Manager/Head of Research; and Ray Wicklander, III, CFA, CPA, Portfolio Manager/Analyst. They are responsible for the day-to-day management of the Fund. Messrs. Calkins and Frice have managed the Fund since its inception in September 2012. Messrs. Kim and Wicklander have managed the Fund since April, 2020.

The Great Lakes Small Cap Opportunity Fund is managed by the Great Lakes Small Cap Equity Team. Benjamin Kim, CFA, CPA is responsible for the day-to-day management of the Fund. Mr. Kim has served the Fund since June 2014.

The Cambiar Opportunity Fund is managed by the Cambiar domestic investment team. This team includes:

Brian M. Barish, CFA, President, Chief Investment Officer, joined Cambiar in 1997 and has served as Lead Manager of the portfolio team for the Fund since its inception in 1998.

Anna (Ania) A. Aldrich, CFA, Investment Principal, joined Cambiar in 1999 and has served on the portfolio team for the Fund since 1999.

Andrew P. Baumbusch, Investment Principal, joined Cambiar in 2004 and has served on the portfolio team for the Fund since 2004.

Colin M. Dunn, CFA, Investment Principal, joined Cambiar in 2011 and has served on the portfolio team for the Fund since 2011.

Joseph S. Chin, CFA, Investment Principal, joined Cambiar in 2019 and has served on the portfolio team for the Fund since 2019.

The Cambiar Small Cap Fund is managed by the Cambiar domestic investment team. This team includes:

Andrew P. Baumbusch, Investment Principal, joined the Adviser in 2004, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since its inception in 2004.

Colin M. Dunn, CFA, Investment Principal, joined the Adviser in 2011, is Co-Lead Manager of the Fund, and has served on the portfolio team for the Fund since 2011.

Brian M. Barish, CFA, President, Chief Investment Officer, joined the Adviser in 1997 and has served on the portfolio team for the Fund since its inception in 2004.

Anna (Ania) A. Aldrich, CFA, Investment Principal, joined the Adviser in 1999 and has served on the portfolio team for the Fund since its inception in 2004.

Joseph S. Chin, CFA, Investment Principal, joined the Adviser in 2019 and has served on the portfolio team for the Fund since 2019.

How do the Funds’ other principal service providers compare?

The following table identifies the other principal service providers of the Target Funds and the Acquiring Funds:

	Target Funds’ Service Providers	Acquiring Funds’ Service Providers
Administrator	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services	SEI Investments Global Funds Services
Distributor	Quasar Distributors, LLC	SEI Investments Distribution Co.
Transfer Agent:	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services	DST Systems, Inc.
Custodian:	U.S. Bank N.A.	U.S. Bank N.A.
Auditor:	Cohen & Company, Ltd.	Ernst & Young, LLP

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies of the Target Funds and Acquiring Funds are substantively similar. For more information, please see the “How to Purchase Fund Shares,” “How to Redeem Fund Shares,” and “How to Exchange Fund Shares” sections of the Target Funds Prospectus previously sent to shareholders and the “Buying Fund Shares,” Redeeming Fund Shares,” and “Exchanging Fund Shares” sections of the Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus.

How will my distributions be affected by the Reorganizations?

Each Acquiring Fund and its corresponding Target Fund distribute their net investment income, and make distributions of their net realized capital gains, if any, as follows:

Fund	Distributions	Capital Gains
Great Lakes Disciplined Equity Fund	Quarterly	Annually
Cambiar Opportunity Fund	Annually
Great Lakes Large Cap Value Fund	Quarterly	Annually
Cambiar Opportunity Fund	Annually
Great Lakes Small Cap Opportunity Fund	Annually	Annually
Cambiar Small Cap Fund

Who will pay the costs of the Reorganizations?

GLA and Cambiar have agreed to bear the costs of the Reorganizations.

However, each Target Fund will pay the brokerage or other transaction costs, including capital gains taxes and transfer taxes for foreign securities, incurred in connection with the alignment of the Target Fund’s portfolio holdings with the corresponding Acquiring Fund’s investment strategies and the transfer of the Target Fund’s portfolio holdings to the Acquiring Fund. Based on the information available as of the date of this Proxy Statement/Prospectus, including information regarding GLA’s proposed alignment of each Target Fund’s portfolio holdings with the corresponding Acquiring Fund’s investment strategies in anticipation of their respective Reorganizations: the Great Lakes Disciplined Equity Fund is expected to pay approximately $552 ($0.00 per share) in brokerage and other transaction costs; the Great Lakes Large Cap Value Fund is expected to pay approximately $1,406 ($0.00 per share) in brokerage and other transaction costs; and the Great Lakes Small Cap Opportunity Fund is expected to pay approximately $2,960 ($0.00 per share) in brokerage and other transaction costs.

It is also expected that each Acquiring Fund will experience higher portfolio turnover and increased trading costs following the Closing Date as Cambiar aligns each Target Fund’s securities received by its corresponding Acquiring Fund pursuant to the Reorganization to Cambiar’s investment strategy. Transaction costs relating to these anticipated sales and purchases are expected to have no material impact on either Acquiring Fund.

The actual brokerage and other transaction costs incurred by a Fund will vary depending upon market conditions, shareholder activity, the portfolio holdings of the Target Fund and its corresponding Acquiring Fund, the commission rates charged by brokers, and the specific securities sold and/or transferred to the Acquiring Fund.

Will there be any tax consequences resulting from the Reorganizations?

Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and each Target Fund anticipates receiving a legal opinion to that effect, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. This means that the shareholders of each Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the corresponding Acquiring Fund. In addition, the tax basis and holding period of a shareholder’s Target Fund Shares are expected to carry over to the Acquiring Fund Shares the shareholder receives as a result of the applicable Reorganization. At any time prior to the consummation of the Reorganizations, Target Fund shareholders may redeem their Target Fund Shares, generally resulting in the recognition of gain or loss to such shareholders for U.S. federal income tax purposes.

However, the sale of certain of each Target Fund’s portfolio holdings in connection with the alignment of the Target Fund’s portfolio holdings with the corresponding Acquiring Fund’s investment strategies prior to the transfer of the Target Fund’s portfolio holdings to the Acquiring Fund may result in the realization of capital gains by the Target Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions would be taxable to shareholders who hold shares in taxable accounts. Based on the information available as of the date of this Proxy Statement/Prospectus, including information regarding GLA’s proposed alignment of each Target Fund’s portfolio holdings with the corresponding Acquiring Fund’s investment strategies in anticipation of their respective Reorganizations, the Great Lakes Disciplined Equity Fund is expected to realize approximately $470,000 ($0.18 per share) in capital gains; the Great Lakes Large Cap Value Fund is expected to realize approximately $1.3 million ($0.48 per share) in capital gains; and the Great Lakes Small Cap Opportunity Fund is expected to realize approximately $0 ($0 per share) in capital gains.

Accordingly, any sale of portfolio holdings of a Target Fund prior to a Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, may increase the amount of the final distribution made by a Target Fund prior to its Reorganization. Immediately prior to a Reorganization, each Target Fund will declare and pay a distribution to shareholders of all of the Target Fund’s remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization. Furthermore, any sales of portfolio securities after the closing of the Reorganizations could result in increased taxable distributions to shareholders of an Acquiring Fund.

The actual tax consequences of any sale of portfolio holdings will vary depending upon market conditions, shareholder activity, the portfolio holdings of a Target Fund and its corresponding Acquiring Fund, the specific securities sold, the Target Fund’s and Acquiring Fund’s other gains and losses, and the Target Fund’s and Acquiring Fund’s ability to use any available capital loss carryforwards. As of December 31, 2021, the Target Funds had no capital loss carryforwards.

Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganizations.

For detailed information about the federal income tax consequences of the Reorganizations, please refer to the section titled “THE PROPOSED REORGANIZATIONS – Federal Income Tax Considerations” below.

How do I vote on the Reorganizations?

There are several ways you can vote your shares, including by participating in the Meeting virtually and casting your vote, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the Proposal, as recommended by the Target Fund Board, and in their best judgment on other matters to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission.

What will happen if shareholders of a Target Fund do not approve its Reorganization?

The approval of one Reorganization is not contingent upon the approval of any other Reorganization. If the shareholders of a Target Fund do not approve its Reorganization, the Target Trust Board will consider other possible courses of action for the Target Fund, including liquidation of the Target Fund.

What if I do not wish to participate in the Reorganizations?

If you do not wish to have your Target Fund shares exchanged for shares of the corresponding Acquiring Fund, you may redeem your shares prior to the consummation of your Target Fund’s Reorganization. If you redeem your shares, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Investment Objectives

The investment objective of each Target Fund and its corresponding Acquiring Fund are described below. Each Fund’s investment objective is classified as non-fundamental, which means that a Target Fund’s investment objective can be changed by the Target Trust Board without shareholder approval, and an Acquiring Fund’s investment objective can be changed by the Board of Trustees of the Acquiring Funds (the “Acquiring Trust Board”) without shareholder approval. Each Fund’s investment objective is set forth in the following table:

Investment Objectives

Target Fund	Acquiring Fund
The Great Lakes Disciplined Equity Fund seeks to provide total return.	The Cambiar Opportunity Fund seeks total return and capital preservation.
The Great Lakes Large Cap Value Fund seeks to provide total return.
The Great Lakes Small Cap Opportunity Fund seeks to provide total return.	The Cambiar Small Cap Fund seeks long-term capital appreciation.

Comparison of Fund Fees and Expenses

Great Lakes Disciplined Equity Fund – Cambiar Opportunity Fund Reorganization

This table describes (1) the actual fees and expenses for the Institutional Class Shares of the Great Lakes Disciplined Equity Fund for the fiscal year ended March 31, 2022; (2) the actual fees and expenses for the Institutional Class Shares of the Cambiar Opportunity Fund for the fiscal period ended April 30, 2022; and (3) the pro forma fees and expenses of the Institutional Class Shares of the Cambiar Opportunity Fund on a combined basis after giving effect to the Reorganization.

	Great Lakes Disciplined Equity Fund	Cambiar Opportunity Fund	Cambiar Opportunity Fund, Pro Forma Combined

Shareholder Fees (fees paid directly from your account)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fee	0.60%	0.60%	0.60%
Other Expenses	0.62%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.22%	0.75%	0.75%
Less Fee Reductions and/or Expense Reimbursements	(0.37)%[1]	(0.10)%[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.85%	0.65%	0.65%

1	GLA has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Great Lakes Disciplined Equity Fund. Fees waived and expenses paid by GLA may be recouped by GLA for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Target Trust Board or GLA, with the consent of the Target Trust Board.

2	Cambiar has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Cambiar Opportunity Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of the Fund’s Institutional Class Shares until March 1, 2023. In addition, Cambiar may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by Cambiar during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Acquiring Trust Board, for any reason at any time; or (ii) by Cambiar, upon ninety (90) days’ prior written notice to the Acquiring Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement between Cambiar and the Acquiring Trust.

Example

This Example is intended to help you compare the costs of investing in the Great Lakes Disciplined Equity Fund and the Cambiar Opportunity Fund with the cost of investing in other mutual funds. Pro forma costs of investing in the Cambiar Opportunity Fund after giving effect to the Reorganization are provided. All costs are based upon the information set forth in the fee table above.

The Example assumes that (i) you invest $10,000 for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for the contractual period above and the Total Annual Fund Operating Expenses thereafter. Only the first year of each period in the Example takes into account the fee reduction/expense reimbursement described in the footnotes above. Your actual costs may be higher or lower:

	1 Year	3 Years	5 Years	10 Years
Great Lakes Disciplined Equity Fund	$87	$351	$635	$1,445
Cambiar Opportunity Fund	$66	$230	$407	$921
Cambiar Opportunity Fund, Pro Forma Combined	$66	$230	$407	$921

Great Lakes Large Cap Value Fund – Cambiar Opportunity Fund Reorganization

This table describes (1) the actual fees and expenses for the Institutional Class Shares of the Great Lakes Large Cap Value Fund for the fiscal year ended March 31, 2022; (2) the actual fees and expenses for the Institutional Class Shares of the Cambiar Opportunity Fund for the fiscal period ended April 30, 2022; and (3) the pro forma fees and expenses of the Institutional Class Shares of the Cambiar Opportunity Fund on a combined basis after giving effect to the Reorganization.

	Great Lakes Large Cap Value Fund	Cambiar Opportunity Fund	Cambiar Opportunity Fund, Pro Forma Combined

Shareholder Fees (fees paid directly from your account)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fee	0.60%	0.60%	0.60%
Other Expenses	0.42%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.02%	0.75%	0.75%
Less Fee Reductions and/or Expense Reimbursements	(0.17)%[1]	(0.10)%[2]	(0.10)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.85%	0.65%	0.65%

1	GLA has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.85% of the average daily net assets of the Great Lakes Large Cap Value Fund. Fees waived and expenses paid by GLA may be recouped by GLA for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Target Trust Board or GLA, with the consent of the Target Trust Board.

2	Cambiar has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Cambiar Opportunity Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of the Fund’s Institutional Class Shares until March 1, 2023. In addition, Cambiar may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by Cambiar during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Acquiring Trust Board, for any reason at any time; or (ii) by Cambiar, upon ninety (90) days’ prior written notice to the Acquiring Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement between Cambiar and the Acquiring Trust.

Example

This Example is intended to help you compare the costs of investing in the Great Lakes Large Cap Value Fund and the Cambiar Opportunity Fund with the cost of investing in other mutual funds. Pro forma costs of investing in the Cambiar Opportunity Fund after giving effect to the Reorganization are provided. All costs are based upon the information set forth in the fee table above.

The Example assumes that (i) you invest $10,000 for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for the contractual period above and the Total Annual Fund Operating Expenses thereafter. Only the first year of each period in the Example takes into account the fee reduction/expense reimbursement described in the footnotes above. Your actual costs may be higher or lower:

	1 Year	3 Years	5 Years	10 Years
Great Lakes Large Cap Value Fund	$87	$308	$547	$1,232
Cambiar Opportunity Fund	$66	$230	$407	$921
Cambiar Opportunity Fund, Pro Forma Combined	$66	$230	$407	$921

Great Lakes Small Cap Opportunity Fund – Cambiar Small Cap Fund Reorganization

Institutional Class Shares

This table describes (1) the actual fees and expenses for the Institutional Class Shares of the Great Lakes Small Cap Opportunity Fund for the fiscal year ended March 31, 2022; (2) the actual fees and expenses for the Institutional Class Shares of the Cambiar Small Cap Fund for the fiscal period ended April 30, 2022; and (3) the pro forma fees and expenses of the Institutional Class Shares of the Cambiar Small Cap Fund on a combined basis after giving effect to the Reorganization.

	Great Lakes Small Cap Opportunity Fund	Cambiar Small Cap Fund	Cambiar Small Cap Fund, Pro Forma Combined
Shareholder Fees (fees paid directly from your account)
Redemption Fees (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	None	2.00%[2]	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fee	0.60%	0.85%	0.85%
Other Expenses	0.45%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.05%	1.08%	1.06%
Less Fee Reductions and/or Expense Reimbursements	(0.06)%[1]	(0.18)%[3]	(0.18)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.99%	0.90%	0.90%

1	GLA has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.99% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by GLA may be recouped by GLA for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Target Trust Board or GLA, with the consent of the Target Trust Board.

2	The Cambiar Small Cap Fund charges a redemption fee on redemptions (including exchanges) of shares that have been held for less than 90 days.

3	Cambiar has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Cambiar Small Cap Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of the Fund’s Institutional Class Shares until March 1, 2023. In addition, Cambiar may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by Cambiar during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Acquiring Trust Board, for any reason at any time; or (ii) by Cambiar, upon ninety (90) days’ prior written notice to the Acquiring Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement between Cambiar and the Acquiring Trust.

Example

This Example is intended to help you compare the costs of investing in the Great Lakes Small Cap Opportunity Fund and the Cambiar Small Cap Fund with the cost of investing in other mutual funds. Pro forma costs of investing in the Cambiar Small Cap Fund after giving effect to the Reorganization are provided. All costs are based upon the information set forth in the fee table above.

The Example assumes that (i) you invest $10,000 in the Funds’ Institutional Class Shares for the time periods indicated and then redeem all of your Institutional Class Shares at the end of those periods; (ii) your investment has a 5% return each year; and (iii) operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for the contractual period above and the Total Annual Fund Operating Expenses thereafter. Only the first year of each period in the Example takes into account the fee reduction/expense reimbursement described in the footnotes above. Your actual costs may be higher or lower:

	1 Year	3 Years	5 Years	10 Years
Great Lakes Small Cap Opportunity Fund	$101	$328	$574	$1,277
Cambiar Small Cap Fund	$92	$326	$578	$1,301
Cambiar Small Cap Fund, Pro Forma Combined	$92	$321	$569	$1,280

Investor Class Shares

This table describes (1) the actual fees and expenses for the Investor Class Shares of the Great Lakes Small Cap Opportunity Fund for the fiscal year ended March 31, 2022; (2) the actual fees and expenses for the Investor Class Shares of the Cambiar Small Cap Fund for the fiscal period ended April 30, 2022; and (3) the pro forma fees and expenses of the Investor Class Shares of the Cambiar Small Cap Fund on a combined basis after giving effect to the Reorganization.

	Great Lakes Small Cap Opportunity Fund	Cambiar Small Cap Fund	Cambiar Small Cap Fund, Pro Forma Combined
Shareholder Fees (fees paid directly from your account)
Redemption Fees (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	None	2.00%[2]	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fee	0.60%	0.85%	0.85%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Shareholder Service Fee	None	0.20%[3]	0.20%
Other Expenses	0.46%	0.23%	0.21%
Total Annual Fund Operating Expenses	1.31%	1.28%	1.26%
Less Fee Reductions and/or Expense Reimbursements	(0.07)%[1]	(0.18)%[4]	(0.16)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.24%	1.10%	1.10%

1	GLA has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses) do not exceed 0.99% of the average daily net assets of the Investor Class. Fees waived and expenses paid by GLA may be recouped by GLA for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least July 29, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Target Trust Board or GLA, with the consent of the Target Trust Board.

2	The Cambiar Small Cap Fund charges a redemption fee on redemptions (including exchanges) of shares that have been held for less than 90 days.

3	The Cambiar Small Cap Fund’s Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund’s Investor Class Shares.

4	Cambiar has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding any class-specific expenses (including shareholder servicing fees), interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Cambiar Small Cap Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.90% of the average daily net assets of the Fund’s Investor Class Shares until March 1, 2023. In addition, Cambiar may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of the fees waived or reduced or other payments remitted by Cambiar during the rolling three-year period preceding the date of the reimbursement if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver or expense payment; and (ii) at the time of the reimbursement. This Agreement may be terminated: (i) by the Acquiring Trust Board, for any reason at any time; or (ii) by Cambiar, upon ninety (90) days’ prior written notice to the Acquiring Trust, effective as of the close of business on March 1, 2023. This Agreement automatically terminates upon the termination of the investment advisory agreement between Cambiar and the Acquiring Trust.

Example

This Example is intended to help you compare the costs of investing in the Great Lakes Small Cap Opportunity Fund and the Cambiar Small Cap Fund with the cost of investing in other mutual funds. Pro forma costs of investing in the Cambiar Small Cap Fund after giving effect to the Reorganization are provided. All costs are based upon the information set forth in the fee table above.

The Example assumes that (i) you invest $10,000 in the Funds’ Investor Class Shares for the time periods indicated and then redeem all of your Investor Class Shares at the end of those periods; (ii) your investment has a 5% return each year; and (iii) operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for the contractual period above and the Total Annual Fund Operating Expenses thereafter. Only the first year of each period in the Example takes into account the fee reduction/expense reimbursement described in the footnotes above. Your actual costs may be higher or lower:

	1 Year	3 Years	5 Years	10 Years
Great Lakes Small Cap Opportunity Fund	$126	$408	$711	$1,573
Cambiar Small Cap Fund	$112	$388	$685	$1,529
Cambiar Small Cap Fund, Pro Forma Combined	$112	$384	$676	$1,509

Comparison of Share Class Features

The following summarizes the primary features of the Institutional Class Shares and, as applicable, Investor Class Shares of the Funds:

Fund	Share Class	Investment Minimums	Fees
Great Lakes Disciplined Equity Fund Great Lakes Large Cap Value Fund	Institutional	Initial: $1,000 Subsequent: $100	No Rule 12b-1 Fees No Shareholder Servicing Plan Fees No redemption fee
Cambiar Opportunity Fund	Institutional	Initial: $500,000 Subsequent: None	No Rule 12b-1 Fees No Shareholder Servicing Plan Fees No redemption fee
Great Lakes Small Cap Opportunity Fund	Institutional	Initial: $100,000 Subsequent: $100	No Rule 12b-1 Fees No Shareholder Servicing Plan Fees No redemption fee
	Investor	Initial: $100 for regular accounts and $500 for retirement accounts Subsequent: $200 for regular accounts and $200 for retirement accounts	Maximum 0.25% Rule 12b-1 Fees No Shareholder Servicing Plan Fees No redemption fee
Cambiar Small Cap Fund	Institutional	Initial: $500,000 Subsequent: None	No Rule 12b-1 Fees No Shareholder Servicing Plan Fees 2.00% redemption fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)
	Investor	Initial: $2,500 ($500 for Individual Retirement Accounts (“IRAs”) and $250 for Spousal IRAs) Subsequent: $100	No Rule 12b-1 Fees Maximum 0.25% Shareholder Servicing Plan Fees 2.00% redemption fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)

Target Fund shareholders will not be subject to the minimum initial investment amounts of the Acquiring Funds described above with respect to their receipt of Acquiring Fund Shares issued in connection with the Reorganizations.

Comparison of Principal Investment Strategies

The following section describes the principal investment strategies of the Funds. Please refer to “SUMMARY OF KEY INFORMATION - How do the Funds’ investment objectives, principal investment strategies and principal risks compare? – Principal Investment Strategies” for a discussion of the material differences between the principal investment strategies of each Target Fund and its corresponding Acquiring Fund.

In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Great Lakes Disciplined Equity Fund and Cambiar Opportunity Fund Principal Investment Strategies

Types of Investments

Target Fund: Under normal market conditions, the Great Lakes Disciplined Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including common and preferred stocks and convertible securities. Typically, the Great Lakes Disciplined Equity Fund invests at least 80% of its assets in common stocks issued by large-capitalization (“large cap”) companies, although it is currently anticipated that the Great Lakes Disciplined Equity Fund normally will invest at least 95% of its net assets in these companies. The Great Lakes Disciplined Equity Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the S&P 500® Index. The market capitalizations within the index vary, but as of June 30, 2022, they ranged from approximately $3.13 billion to $2.21 trillion.

The Great Lakes Disciplined Equity Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Great Lakes Disciplined Equity Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies or with non-U.S. headquartered companies that have American Depositary Receipts (“ADRs”) that trade on a United States exchange.

In addition to investing in equity securities issued by large cap companies, the Great Lakes Disciplined Equity Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by 1940 Act, in order to reduce cash balances in the Great Lakes Disciplined Equity Fund and increase the level of Great Lakes Disciplined Equity Fund assets exposed to large cap companies. The Great Lakes Disciplined Equity Fund’s investments in equity securities may include investments in real estate investment trusts (“REITs”).

Acquiring Fund: The Cambiar Opportunity Fund invests primarily in a diversified portfolio of common stocks of companies with a market capitalization in excess of $10 billion at time of purchase.

Investment Selection and Portfolio Construction

Target Fund: Although the Great Lakes Disciplined Equity Fund may from time to time emphasize smaller or larger capitalization companies within the range of the S&P 500®, as a result of the quantitative process discussed below, GLA anticipates that generally the Great Lakes Disciplined Equity Fund’s weighted average market capitalization will be similar to that of the S&P 500® Index.

The Great Lakes Disciplined Equity Fund follows a “core” strategy in that it is intended not to exhibit a pronounced style bias towards either “growth” or “value.” GLA’s proprietary quantitative process may tilt the Great Lakes Disciplined Equity Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time. The Great Lakes Disciplined Equity Fund is actively managed using a proprietary quantitative process which projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value traits, market capitalization, earnings volatility, earnings yield, financial leverage or currency sensitivity. This process tracks the historical performance of each of these factors. The process then measures the relative sensitivity of each of the stocks in the Great Lakes Disciplined Equity Fund’s investable universe to the various factors and projects each stock’s performance based on this sensitivity. Stocks are selected for purchase or sale through a disciplined analysis intended to maximize the Great Lakes Disciplined Equity Fund’s overall projected return while maintaining risk levels (as measured by volatility) similar to that of the S&P 500® Index. From time to time, the Great Lakes Disciplined Equity Fund may focus its investments in securities of companies in the same economic sector, including the information technology sector.

GLA determines the size of each position owned by the Great Lakes Disciplined Equity Fund by analyzing the tradeoffs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

In attempting to meet its investment objective, the Great Lakes Disciplined Equity Fund may engage in active and frequent trading of portfolio securities.

Acquiring Fund: In selecting investments for the Cambiar Opportunity Fund, Cambiar uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

•	Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Cambiar Opportunity Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.
•	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.
•	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.
•	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.
•	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking / underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-Reward Criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

Cambiar constructs the Cambiar Opportunity Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between Cambiar’s conviction in an investment and portfolio diversification. Cambiar seeks to manage the Cambiar Opportunity Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

Cambiar will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. Cambiar will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Great Lakes Large Cap Value Fund and Cambiar Opportunity Fund Principal Investment Strategies

Types of Investments

Target Fund: Under normal market conditions, the Great Lakes Large Cap Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large-capitalization (“large cap”) companies, including common and preferred stocks and convertible securities. The Great Lakes Large Cap Value Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, generally over $5 billion. It is anticipated that the Great Lakes Large Cap Value Fund normally will invest in companies with market capitalizations over $5 billion.

In addition to investing in equity securities issued by large cap companies, the Great Lakes Large Cap Value Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act, in order to reduce cash balances and increase the Great Lakes Large Cap Value Fund’s exposure to large cap companies. The Great Lakes Large Cap Value Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies or with non-U.S. headquartered companies that have American Depositary Receipts (“ADRs”) that trade on a United States exchange.

Acquiring Fund: The Cambiar Opportunity Fund invests primarily in a diversified portfolio of common stocks of companies with a market capitalization in excess of $10 billion at time of purchase.

Investment Selection and Portfolio Construction

Target Fund: GLA utilizes an actively managed, “bottom up” strategy for the Great Lakes Large Cap Value Fund that is designed to seek superior risk-adjusted performance. GLA focuses on three principles when selecting investments for the Great Lakes Large Cap Value Fund. First, GLA analyzes a company’s “value” or earning power, which is the company’s ability to generate a profit for reinvestment in the company or distributions to shareholders. GLA uses return on investment as the best representation of earning power and invests in companies with rising or high returns on invested capital. Second, GLA uses proven valuation methods to identify attractively priced companies based primarily on elements of earning power. Finally, GLA manages risk in the portfolio through diversification and through assessing the material environmental, social, and governance (ESG) factors that may affect a company’s performance. The Great Lakes Large Cap Value Fund typically invests in a portfolio of 35 to 55 companies. Stock selection is made by consensus of the Great Lakes Value Equity Team. From time to time, the Great Lakes Large Cap Value Fund may focus its investments in securities of companies in the same economic sector, including the financial sector.

Acquiring Fund: In selecting investments for the Cambiar Opportunity Fund, Cambiar uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

•	Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Cambiar Opportunity Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.
•	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.
•	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.

•	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.
•	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking / underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-Reward Criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

Cambiar constructs the Cambiar Opportunity Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between Cambiar’s conviction in an investment and portfolio diversification. Cambiar seeks to manage the Cambiar Opportunity Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

Cambiar will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. Cambiar will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Great Lakes Small Cap Opportunity Fund and Cambiar Small Cap Fund Principal Investment Strategies

Types of Investments

Target Fund: Under normal market conditions, the Great Lakes Small Cap Opportunity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization (“small cap”) companies, including common and preferred stocks and convertible securities. It is currently anticipated that the Great Lakes Small Cap Opportunity Fund normally will invest at least 95% of its net assets in these companies. The Great Lakes Small Cap Opportunity Fund considers a company to be a small cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000® Index. The market capitalizations within the index vary, but as of June 30, 2022, they ranged from approximately $9.6 million to $10.3 billion.

The Great Lakes Small Cap Opportunity Fund’s investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Great Lakes Small Cap Opportunity Fund may invest up to 20% of its total assets in securities denominated in foreign currencies or with non-U.S. headquartered companies that have American Depositary Receipts (“ADRs”) that trade on a United States exchange. From time to time, the Great Lakes Small Cap Opportunity Fund may focus its investments in securities of companies in the same economic sector, including the financial and industrials sectors.

In addition to investing in equity securities of small cap companies, the Great Lakes Small Cap Opportunity Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by 1940 Act, in order to reduce cash balances in the Great Lakes Small Cap Opportunity Fund and increase the level of Great Lakes Small Cap Opportunity Fund assets exposed to small cap companies.

Acquiring Fund: Under normal circumstances, the Cambiar Small Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Cambiar Small Cap Fund upon 60 days’ prior written notice to shareholders. The Cambiar Small Cap Fund generally considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000® Value Index ($13.9 billion as of December 31, 2021) or $3.5 billion, whichever is greater at the time of initial purchase.

Investment Selection and Portfolio Construction

Target Fund: Although the Great Lakes Small Cap Opportunity Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000® Index, as a result of the investment process discussed below, GLA anticipates that generally the Great Lakes Small Cap Opportunity Fund’s weighted average market capitalization will be similar to that of the Russell 2000® Index.

Although the principles underlying GLA’s investment process were not selected solely because they are identified with either a “growth” or “value” style of investing, it is likely the case that the Great Lakes Small Cap Opportunity Fund’s investment style will often times exhibit characteristics more closely associated with “value” investing than “growth.”

The Great Lakes Small Cap Opportunity Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis. GLA has designed its fundamental process to add value in the small cap universe which it believes lacks an efficient market. Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

GLA seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company’s ability to generate attractive returns on capital. Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholders in the form of dividends, debt repayment, or share buybacks. GLA considers measures such as price/book (“P/B”) ratio, price/sales (“P/S”) ratio, price/earnings (“P/E”) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s future cash flows.

GLA determines the size of each position (i.e., stocks owned by the Great Lakes Small Cap Opportunity Fund) by analyzing the trade-offs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio, the expected cost of trading, and an assessment of the material environmental, social, and governance (ESG) factors that may affect a company’s performance.

Holdings are generally sold as they reach GLA’s valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects. For example, situations can change due to management missteps or changes in the macro-economic environment.

In attempting to meet its investment objective, the Great Lakes Small Cap Opportunity Fund may engage in active and frequent trading of portfolio securities.

Acquiring Fund: In selecting investments for the Cambiar Small Cap Fund, Cambiar uses a fundamental, relative value investment approach to build a diversified portfolio of companies. Companies entering the portfolio generally need to satisfy Cambiar’s criteria on four levels: quality, valuation, value creation/catalyst, and risk-reward criteria:

Quality – Cambiar’s analysts seek companies that are best-of-breed operators within their industries. Eligible businesses for the portfolio are evaluated based on the following characteristics:

•	Management – Management teams should have a track record of success that has benefitted not just public shareholders such as the Cambiar Small Cap Fund, but a wide range of stakeholders, e.g., employees, customers, suppliers.
•	Consistent margins – Companies with above average and consistent margins suggest a relatively high value-add product or service and defensible market position.
•	Return on invested capital (ROIC) – Demonstrates a pattern of value creation and capital discipline.
•	Low leverage – Companies with strong balance sheets do not need to depend on the vagaries of the debt and/or equity markets to sustain their businesses.
•	Free cash flow (FCF) – We view FCF to be a better measure of economic value creation versus alternative metrics such as EBITDA or EPS. Free cash flow is less subject to manipulation.

Valuation – Cambiar evaluates broadly accepted and recognized financial measures in gauging valuation. An underlying premise of the Cambiar philosophy is that certain industries tend to follow certain valuation ranges; the market does not randomly value stocks. Our preference is for issuers that appear reasonably valued based on a number of different metrics.

Value Creation/Catalyst – Cambiar’s research process also seeks to identify some form of fundamental positive development(s) that we believe the market is overlooking / underappreciating. Such catalysts may come in varying forms – examples include new product introductions, managerial changes, divestiture of an underperforming division, or simply better financial performance. Valuation, in and of itself, is not a catalyst – there must be some identifiable event that we believe will cause investors to positively reassess the business.

Risk-Reward Criteria – The final criteria is the investment team’s assessment of the issuer’s upside potential: companies entering the portfolio should possess the potential for a 3:1 return-to-risk requirement over a forward 1- to 2-year timeframe. This return can generally be achieved via a combination of multiple expansion and dividend yield. While Cambiar may not achieve this return target over the desired timeframe – or at all – the return requirement is intended to channel research efforts toward those situations that appear to offer the most compelling risk/return tradeoffs.

Cambiar constructs the Cambiar Small Cap Fund’s portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between Cambiar’s conviction in an investment and portfolio diversification. Cambiar seeks to manage the Cambiar Small Cap Fund’s risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

Cambiar will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. Cambiar will not sell a stock simply because of a decline in price, and may add to the position if the investment thesis remains intact.

Comparison of Principal Risks of Investing in the Funds

The following section describes the principal risks of investing in the Funds. Please refer to “SUMMARY OF KEY INFORMATION - How do the Funds’ investment objectives, principal investment strategies and principal risks compare? – Principal Investment Strategies” for a discussion of the material differences between the principal investment strategies of each Target Fund and its corresponding Acquiring Fund.

Great Lakes Disciplined Equity Fund and Cambiar Opportunity Fund Principal Risks

Target Fund	Acquiring Fund

General Market Risk. The Great Lakes Disciplined Equity Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Great Lakes Disciplined Equity Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Great Lakes Disciplined Equity Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Great Lakes Disciplined Equity Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Great Lakes Disciplined Equity Fund.

Equity Securities Risk. The equity securities held in the Great Lakes Disciplined Equity Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Great Lakes Disciplined Equity Fund invests.

Market Risk. A number of factors can affect financial markets generally, which in turn, can impact the value of the Cambiar Opportunity Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Cambiar Opportunity Fund invests, which in turn could negatively impact performance and cause losses on your investment in the Cambiar Opportunity Fund.

Equity Securities Risk. Since it purchases equity securities, the Cambiar Opportunity Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Cambiar Opportunity Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Cambiar Opportunity Fund, may suffer a decline in response. These securities may be traded over-the-counter or listed on an exchange.

Management Risk. The Great Lakes Disciplined Equity Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if GLA cannot successfully implement the Great Lakes Disciplined Equity Fund’s investment strategies.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed by the issuer.

Convertible Securities Risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Value Investing Risk. The Cambiar Opportunity Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If Cambiar’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Cambiar Opportunity Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve Cambiar’s expected valuation.

Investment Company Risk. The Great Lakes Disciplined Equity Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Great Lakes Disciplined Equity Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Great Lakes Disciplined Equity Fund’s own expenses, and therefore the Great Lakes Disciplined Equity Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. In addition, a passively managed ETF may not accurately track the performance of the reference index.

REIT Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Great Lakes Disciplined Equity Fund will bear a proportionate share of those expenses.

Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Great Lakes Disciplined Equity Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Great Lakes Disciplined Equity Fund’s portfolio or the Great Lakes Disciplined Equity Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Great Lakes Disciplined Equity Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Large Cap Companies Risk. The Great Lakes Disciplined Equity Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Currency Risk. When the Great Lakes Disciplined Equity Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Great Lakes Disciplined Equity Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Great Lakes Disciplined Equity Fund’s ability to repatriate both investment capital and income, which could place the Great Lakes Disciplined Equity Fund’s assets in such country at risk of total loss.

ADR Risk. ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Great Lakes Disciplined Equity Fund, and distribution to shareholders, of a greater amount of capital gains than if the Great Lakes Disciplined Equity Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When the Great Lakes Disciplined Equity Fund purchases securities through a broker, a high portfolio turnover rate generally results in correspondingly greater brokerage commission expenses, which must be borne directly by the Great Lakes Disciplined Equity Fund.

Great Lakes Large Cap Value Fund and Cambiar Opportunity Fund Principal Risks

Target Fund	Acquiring Fund

General Market Risk. The Great Lakes Large Cap Value Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Great Lakes Large Cap Value Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Great Lakes Large Cap Value Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Great Lakes Large Cap Value Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Great Lakes Large Cap Value Fund.

Equity Securities Risk. The equity securities held in the Great Lakes Large Cap Value Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Great Lakes Large Cap Value Fund invests.

Value-Style Investing Risk. The Great Lakes Large Cap Value Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Market Risk. A number of factors can affect financial markets generally, which in turn, can impact the value of the Cambiar Opportunity Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Cambiar Opportunity Fund invests, which in turn could negatively impact performance and cause losses on your investment in the Cambiar Opportunity Fund.

Equity Securities Risk. Since it purchases equity securities, the Cambiar Opportunity Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Cambiar Opportunity Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Cambiar Opportunity Fund, may suffer a decline in response. These securities may be traded over-the-counter or listed on an exchange.

Value Investing Risk. The Cambiar Opportunity Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If Cambiar’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Cambiar Opportunity Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve Cambiar’s expected valuation.

Management Risk. The Great Lakes Large Cap Value Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if GLA cannot successfully implement the Great Lakes Large Cap Value Fund’s investment strategies.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Limited Holdings Risk. The Great Lakes Large Cap Value Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility.

Large Cap Companies Risk. The Great Lakes Large Cap Value Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ESG Risk. Applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Great Lakes Large Cap Value Fund may forgo some market opportunities available to funds that do not use ESG criteria. In addition, ESG information and scores across third-party data providers, indices, and other funds may differ and/or be incomparable.

Foreign Securities Risk. Investments in securities of foreign companies involve risks not ordinarily associated with investments in securities and instruments of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Currency Risk. When the Great Lakes Large Cap Value Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Great Lakes Large Cap Value Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Great Lakes Large Cap Value Fund’s ability to repatriate both investment capital and income, which could place the Great Lakes Large Cap Value Fund’s assets in such country at risk of total loss.

ADR Risk. ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts.

Investment Company Risk. The Great Lakes Large Cap Value Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Great Lakes Large Cap Value Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Great Lakes Large Cap Value Fund’s own expenses, and therefore the Great Lakes Large Cap Value Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. In addition, a passively managed ETF may not accurately track the performance of the reference index.

Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Great Lakes Large Cap Value Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Great Lakes Large Cap Value Fund’s portfolio or the Great Lakes Large Cap Value Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Financial Sector Risk. The Great Lakes Large Cap Value Fund may invest in companies in the financial sector, and therefore the performance of the Great Lakes Large Cap Value Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Great Lakes Small Cap Opportunity Fund and Cambiar Small Cap Fund Principal Risks

Target Fund	Acquiring Fund

General Market Risk. The Great Lakes Small Cap Opportunity Fund’s net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Great Lakes Small Cap Opportunity Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Great Lakes Small Cap Opportunity Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Great Lakes Small Cap Opportunity Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Great Lakes Small Cap Opportunity Fund.

Equity Securities Risk. The equity securities held in the Great Lakes Small Cap Opportunity Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Great Lakes Small Cap Opportunity Fund invests.

Market Risk. A number of factors can affect financial markets generally, which in turn, can impact the value of the Cambiar Small Cap Fund’s investments. Economic considerations such as GDP growth, inflation, monetary and fiscal policy, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. The prices of securities issued by such companies, and hence, the Cambiar Small Cap Fund, may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Cambiar Small Cap Fund invests, which in turn could negatively impact performance and cause losses on your investment in the Cambiar Small Cap Fund.

Equity Securities Risk. Since it purchases equity securities, the Cambiar Small Cap Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Cambiar Small Cap Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

Small Cap Companies Risk. The small cap companies in which the Great Lakes Small Cap Opportunity Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies. Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies. Small cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.

Value-Style Investing Risk. The Great Lakes Small Cap Opportunity Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Management Risk. The Great Lakes Small Cap Opportunity Fund may not meet its investment objective or may underperform the market or mutual funds with similar strategies if GLA cannot successfully implement the Great Lakes Small Cap Opportunity Fund’s investment strategies.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Small Capitalization Securities Risk. The Cambiar Small Cap Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Value Investing Risk. The Cambiar Small Cap Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If Cambiar’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Cambiar Small Cap Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve Cambiar’s expected valuation.

Convertible Securities Risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Great Lakes Small Cap Opportunity Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Great Lakes Small Cap Opportunity Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Great Lakes Small Cap Opportunity Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. In addition, a passively managed ETF may not accurately track the performance of the reference index.

Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Great Lakes Small Cap Opportunity Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Great Lakes Small Cap Opportunity Fund’s portfolio or the Great Lakes Small Cap Opportunity Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

Financial Sector Risk. The Great Lakes Small Cap Opportunity Fund may invest in companies in the financial sector, and therefore the performance of the Great Lakes Small Cap Opportunity Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Industrials Sector Risk. The industrials sector can be significantly affected by supply and demand both for their specific product or service and for industrials sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

Foreign Securities Risk. Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Currency Risk. When the Great Lakes Small Cap Opportunity Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Great Lakes Small Cap Opportunity Fund’s portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Great Lakes Small Cap Opportunity Fund’s ability to repatriate both investment capital and income, which could place the Great Lakes Small Cap Opportunity Fund’s assets in such country at risk of total loss.

ADR Risk. ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Great Lakes Small Cap Opportunity Fund and distribution to shareholders of a greater amount of capital gains than if the Great Lakes Small Cap Opportunity Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Great Lakes Small Cap Opportunity Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Great Lakes Small Cap Opportunity Fund.

Comparison of Performance Records

Set forth below is the performance information for each Target Fund and its corresponding Acquiring Fund. Each Acquiring Fund will be the performance and accounting survivor of its Reorganization.

The following bar charts and tables provide some indication of the risks of investing in the Funds by showing how each Fund’s total returns have varied from year-to-year. Following the bar charts are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance tables that follow show the applicable Fund’s average return over time compared with a broad-based securities market index. Past performance (before and after taxes) will not necessarily an indication of how a Target Fund will perform until the closing of its Reorganization or an Acquiring Fund will perform in the future after the closing of its Reorganization. Updated Target Fund performance information is available at www.glafunds.com or by calling 855-278-2020. Updated Acquiring Fund performance information is available at www.cambiar.com or by calling 1-866-777-8227.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or IRAs.

Great Lakes Disciplined Equity Fund Performance (Institutional Class Shares)

Best Quarter	Worst Quarter
22.14% Q2 2020	-16.30% Q1 2020

Year to Date Return as of June 30, 2022: -21.16%

Average Annual Total Returns for the periods ended December 31, 2021

Institutional Class Shares	One Year	Five Years	Ten Years	Since Inception (6/1/2009)(1)
Return Before Taxes	19.82%	15.72%	15.23%	14.78%
Return After Taxes on Distributions	4.77%	10.52%	11.18%	11.23%
Return After Taxes on Distributions and Sale of Fund Shares	19.50%	11.49%	11.44%	11.31%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%	16.05%

(1)	The Great Lakes Disciplined Equity Fund, a series of Northern Lights Fund Trust, (the “Great Lakes Disciplined Equity Predecessor Fund”) transferred into the Fund in a tax-free reorganization on December 14, 2012. Performance information shown includes the performance of the Great Lakes Disciplined Equity Predecessor Fund for periods prior to December 14, 2012.

Cambiar Opportunity Fund Performance (Investor Class Shares)

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 19.25% (quarter ended 6/30/2020) and the lowest return for a quarter was -21.60% (quarter ended 3/31/2020).

Year to Date Return as of June 30, 2022: -12.91%

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary. Institutional Class Shares of the Fund commenced operations on November 3, 2005. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2005. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

	1 Year	5 Years	10 Years	Since Inception (6/30/98)
Investor Class Shares
Fund Returns Before Taxes	20.86%	13.25%	12.78%	9.44%
Fund Returns After Taxes on Distributions	18.29%	10.73%	10.94%	8.12%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.30%	9.88%	10.09%	7.62%
Institutional Class Shares
Fund Returns Before Taxes	21.08%	13.47%	13.03%	9.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	25.16%	11.16%	12.97%	7.55%

Great Lakes Large Cap Value Fund Performance (Institutional Class Shares)

Best Quarter	Worst Quarter
17.31% Q4 2020	-27.47% Q1 2020

Year to Date Return as of June 30, 2022: -10.51%

Average Annual Total Returns for the periods ended December 31, 2021

Institutional Class Shares	One Year	Five Years	Since Inception (9/28/2012)
Return Before Taxes	22.00%	10.26%	11.71%
Return After Taxes on Distributions	19.25%	8.03%	10.05%
Return After Taxes on Distributions and Sale of Fund Shares	14.63%	7.69%	9.28%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.29%

Cambiar Opportunity Fund Performance (Investor Class Shares)

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 19.25% (quarter ended 6/30/2020) and the lowest return for a quarter was -21.60% (quarter ended 3/31/2020).

Year to Date Return as of June 30, 2022: -12.91%

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary. Institutional Class Shares of the Fund commenced operations on November 3, 2005. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before November 3, 2005. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

	1 Year	5 Years	10 Years	Since Inception (6/30/98)
Investor Class Shares
Fund Returns Before Taxes	20.86%	13.25%	12.78%	9.44%
Fund Returns After Taxes on Distributions	18.29%	10.73%	10.94%	8.12%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.30%	9.88%	10.09%	7.62%
Institutional Class Shares
Fund Returns Before Taxes	21.08%	13.47%	13.03%	9.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	25.16%	11.16%	12.97%	7.55%

Great Lakes Small Cap Opportunity Fund (Institutional Class Shares)

Best Quarter	Worst Quarter
27.48% Q4 2020	-35.22% Q1 2020

Year to Date Return as of June 30, 2022:

Institutional Class:-19.25%

Investor Class:-19.33%

Average Annual Total Returns for the periods ended December 31, 2021

Institutional Class Shares	One Year	Five Years	Ten Years	Since Inception (12/5/2008)(1)
Return Before Taxes	23.46%	8.69%	11.23%	13.76%
Return After Taxes on Distributions	21.30%	6.48%	8.78%	10.98%
Return After Taxes on Distributions and Sale of Fund Shares	14.56%	6.02%	8.21%	10.34%
Investor Class Shares Return Before Taxes	23.19%	8.43%	10.96%	13.47%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%	14.42%

(1)	The Great Lakes Small Cap Opportunity Fund, a series of Northern Lights Fund Trust, (the “Great Lakes Small Cap Opportunity Predecessor Fund”) transferred into the Fund in a tax-free reorganization on December 14, 2012. Performance information shown includes the performance of the Great Lakes Small Cap Opportunity Predecessor Fund for periods prior to December 14, 2012.

The performance of the Investor Class will vary from the after-tax returns shown above for the Institutional Class Shares as a result of the Investor Class Shares’ higher expenses.

Cambiar Small Cap Fund (Investor Class Shares)

During the periods shown in the chart, the Fund’s Investor Class Shares’ highest return for a quarter was 24.82% (quarter ended 6/30/2020) and the lowest return for a quarter was -31.44% (quarter ended 3/31/2020).

Year to Date Return as of June 30, 2022:

Investor Class: -12.94%

Institutional Class: -12.89%

Average Annual Total Returns for Periods Ended December 31, 2021

After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary. Institutional Class Shares of the Fund commenced operations on October 31, 2008. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before October 31, 2008. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

	1 Year	5 Years	10 Years	Since Inception (08/31/04)
Investor Class Shares
Fund Returns Before Taxes	17.30%	8.59%	9.44%	9.54%
Fund Returns After Taxes on Distributions	8.50%	5.32%	6.83%	7.72%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.30%	5.90%	6.94%	7.48%
Institutional Class Shares
Fund Returns Before Taxes	17.51%	8.76%	9.67%	9.71%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	28.27%	9.07%	12.03%	8.79%

Comparison of Investment Advisers and Portfolio Managers

Investment Advisers

Great Lakes Advisors, LLC, located at 231 South LaSalle Street, 4th Floor, Chicago, Illinois 60604, serves as investment adviser to the Target Funds. Established in 1981, GLA is an SEC-registered investment adviser that provides investment advisory services to private clients, institutions and fiduciary accounts and, as of December 31, 2021, is currently responsible for about $12.6 billion in assets under management and advisement.

Cambiar Investors, LLC, a Delaware limited liability company located at 200 Columbine Street, Suite 800, Denver, Colorado 80206, serves as the investment adviser to each of the Acquiring Funds. As of December 31, 2021, Cambiar had approximately $5.7 billion in assets under management. Cambiar has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1973.

Portfolio Managers

The Great Lakes Disciplined Equity Fund is managed by the Great Lakes Disciplined Equity Team. This team is comprised of Jon E. Quigley, CFA and John D. Bright, CFA. They are responsible for the day-to-day management of the Fund. Mr. Quigley has served the Fund since its inception in June 2009 through the Fund’s predecessor and Mr. Bright has served the Fund since June 2009.

Jon E. Quigley, CFA®

Mr. Quigley is the Chief Investment Officer – Disciplined Equity of GLA since 2013. From 2000 to 2013, he served as a Managing Partner of Advanced Investment Partners, LLC (“AIP”), which merged into GLA. AIP was previously a majority owned subsidiary of GLA and the sub-adviser to the Great Lakes Disciplined Equity Fund. Mr. Quigley has over 20 years of investment experience. Mr. Quigley leads the management of all disciplined equity client portfolios and provides managerial oversight of the Disciplined Equity team’s portfolio managers. Prior to joining AIP, he was a Portfolio Manager with LBS Capital Management from 1995 to 1999, where he was responsible for the global tactical asset allocation and tactical sector selection strategies. Mr. Quigley earned a M.S. in Predictive Analytics from Northwestern University, a B.A. in Economics from Wake Forest University and has obtained the Chartered Financial Analyst designation. He is a member of the Society of Quantitative Analysts, the CFA Institute, the CFA Tampa Bay Society and the Chicago Quantitative Alliance.

John D. Bright, CFA®

Mr. Bright is a Senior Portfolio Manager – Disciplined Equity of GLA. Since 2004, Mr. Bright has been primarily responsible for portfolio construction and research across all disciplined equity strategies. From 1998 to 2002, he was a Senior Trading Associate with Investment Advisory Services, a division of Raymond James Financial, where he was responsible for block and individual account trading as well as portfolio management review. Mr. Bright earned a B.S. in Finance from the University of South Florida and has obtained the Chartered Financial Analyst designation. He is a member of the CFA Institute and the CFA Tampa Bay Society.

The Great Lakes Large Cap Value Fund is managed by the Great Lakes Value Equity Team. The team is comprised of Edward Calkins, CFA; Wells L. Frice, CFA; Benjamin J. Kim, CFA, CPA, Portfolio Manager/Head of Research; and Ray Wicklander, III, CFA, CPA, Portfolio Manager/Analyst. They are responsible for the day-to-day management of the Fund. Messrs. Calkins and Frice have managed the Fund since its inception in September 2012. Messrs. Kim and Wicklander have managed the Fund since April 2020.

Edward Calkins, CFA®

Mr. Calkins is a Portfolio Manager and Analyst at GLA where he has played an instrumental role in the development of the firm’s distinct approach to equity management. In 1990, Ed was one of the founders of Great Lakes Advisors, Inc. He currently works closely on the value equity approach, assists in managing client relationships, and participates in business development. Ed is a member of both the Management Committee and Board of GLA. Ed worked in equity investment units at Continental Bank after graduating with an MBA with distinction from the J.L. Kellogg Graduate School of Management at Northwestern University and earning a BS with honors from Saint Louis University. He is a member of the CFA institute and its Chicago chapter.

Wells L. Frice, CFA®

Mr. Frice joined GLA in 1998 and is a Portfolio Manager/Research Analyst focused on the large cap value portfolios. Prior to joining GLA, Mr. Frice was employed by First Chicago NBD and served as Senior Equity Analyst, Deputy Director of Equity Research, and an equity portfolio manager. Mr. Frice is a graduate of Lake Forest College and is a Chartered Financial Analyst. He is a member of the CFA Institute and The Investment Analysts Society of Chicago.

Benjamin Kim, CFA®, CPA

Mr. Kim joined GLA in April, 2011 and is a member of the Large Cap Value team as a Portfolio Manager/Head of Research. Mr. Kim has over 17 years of stock analysis and selection experience in a number of industries. Prior to joining GLA, Mr. Kim was an Investment Analyst at Harris Associates from 2007 to 2009 and a Securities Analyst for Skyline Asset Management from 1998 to 2007. Mr. Kim holds a BS in Accounting from Indiana University and an MBA with a concentration in Finance and Economics from the University of Chicago. He is a Chartered Financial Analyst charterholder and a Certified Public Accountant.

Ray Wicklander, III, CFA®, CPA

Mr. Wicklander joined GLA in December, 2019. Ray is a Portfolio Manager and Analyst on the GLA Fundamental Equity team where he serves as Portfolio Manager on GLA’s Large Cap Value and Global and International Equity Strategies. Ray previously spent 12 years at Nuveen Investments, as a Managing Director, Portfolio Manager of the Global Select strategies, and co-Manager of the Large Cap and All Cap Value strategies, and Analyst at NWQ Investment Management. Previously Ray was at Nuveen subsidiary Tradewinds Global Investors, as Managing Director, Portfolio Manager, Analyst, and with additional leadership roles as Deputy Director of Research and a member of the firm’s Investment Committee. Early in his career Ray was in Long/Short equities at Pembroke Capital Management in London, and he began his career at Northern Trust Asset Management in Chicago. Ray holds a BBA from the University of Notre Dame and an MSc from the London School of Economics. He also holds both the CPA and CFA designations.

The Great Lakes Small Cap Opportunity Fund is managed by the Great Lakes Small Cap Equity Team. Benjamin Kim, CFA, CPA is responsible for the day-to-day management of the Great Lakes Small Cap Opportunity Fund. Mr. Kim has served the Great Lakes Small Cap Opportunity Fund since June 2014.

Benjamin Kim, CFA®, CPA

Mr. Kim is also responsible for the day-to-day management of the Great Lakes Small Cap Opportunity Fund and serves as the Fund’s Portfolio Manager. Mr. Kim joined GLA as Senior Research Analyst in April, 2011. Mr. Kim has over 17 years of stock analysis and selection experience in a number of industries. As a Senior Research Analyst for the Small Cap Portfolio, Mr. Kim is responsible for equity investments in the Industrial, Technology, and Materials sectors. Prior to joining GLA, Mr. Kim was an Investment Analyst at Harris Associates from 2007 to 2009 and a Securities Analyst for Skyline Asset Management from 1998 to 2007. Mr. Kim holds a BS in Accounting from Indiana University and an MBA with a concentration in Finance and Economics from the University of Chicago. He is a Chartered Financial Analyst charterholder and a Certified Public Accountant.

The Cambiar Opportunity Fund and Cambiar Small Cap Fund are each managed by Cambiar’s domestic investment team. This team includes:

Brian M. Barish, CFA, President, Chief Investment Officer, joined Cambiar in 1997 and has over 32 years of investment experience. He serves as the Lead Manager of the Cambiar Opportunity Fund. He also serves on the investment team for the Cambiar Small Cap Fund. Prior to joining Cambiar, Mr. Barish served as Director of Emerging Markets Research for Lazard Freres & Co., a New York based investment bank. He has also served as a securities analyst with Bear, Stearns & Co. and Arnhold and S. Bleichroeder, a New York based research firm. Mr. Barish received a BA in Economics and Philosophy from the University of California, Berkeley, and holds the Chartered Financial Analyst designation.

Anna (Ania) A. Aldrich, CFA, Investment Principal, joined Cambiar in 1999 and has over 32 years of investment experience. She serves on the investment team for the Cambiar Opportunity Fund and the Cambiar Small Cap Fund. Prior to joining Cambiar, Ms. Aldrich was a global equity analyst at Bankers Trust, a New York based investment company. She began her career as a senior investor relations professional at BET PLC, a New York based communications firm. Ms. Aldrich holds an MBA in Finance from Fordham University and a BA in Computer Science from Hunter College. She also holds the Chartered Financial Analyst designation.

Andrew P. Baumbusch, Investment Principal, joined Cambiar in 2004 and has over 23 years of investment experience. He serves as the Co-Lead Manager of the Cambiar Small Cap Fund. He also serves on the investment team for the Cambiar Opportunity Fund. Prior to joining Cambiar, Mr. Baumbusch served as an investment analyst at Franklin Templeton, Atrium Capital, and Alex Brown & Sons. Mr. Baumbusch holds an MBA from the Stanford Graduate School of Business and a BA in Economics from Princeton University.

Colin M. Dunn, CFA, Investment Principal, joined Cambiar in 2011 and has over 21 years of investment experience. He serves as the Co-Lead Manager of the Cambiar Small Cap Fund. He also serves on the investment team for the Cambiar Opportunity Fund. Prior to joining Cambiar, Mr. Dunn served as Vice President in the Investment Banking department at Keefe, Bruyette & Woods. He has also served as a securities analyst in the Investment Banking division at UBS. Mr. Dunn received a BS in Finance from Georgetown University and holds the Chartered Financial Analyst designation.

Joseph S. Chin, CFA, Investment Principal, joined Cambiar in 2019 and has over 22 years of investment experience. He serves on the investment team for the Cambiar Opportunity Fund and Cambiar Small Cap Fund. Prior to joining Cambiar, Mr. Chin worked at Obermeyer Wood Investment Counsel, where he was a Portfolio Manager and Senior Analyst. He began his investment career as a Senior Research Analyst at Marsico Capital. Mr. Chin received a BA in Economics from Wesleyan University and holds the Chartered Financial Analyst designation.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. Non-fundamental policies may be changed by a Fund’s Board of Trustees without shareholder approval. A comparison of the Funds’ fundamental and non-fundamental policies is provided below.

FUNDAMENTAL POLICIES

The fundamental policies of the Target Funds and the Acquiring Funds are discussed below. Although phrased differently in some instances, the fundamental policies of each Target Fund are not materially different to the fundamental policies of its corresponding Acquiring Fund.

Limitation	Target Funds	Acquiring Funds
Borrowing	The Funds may not issue senior securities, borrow money or pledge its assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.	Each Fund may not borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Prospectus and SAI as they may be amended from time to time.
Lending	The Funds may not make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund).	Each Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Prospectus and SAI as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.
Diversification	The Funds may not, with respect to 75% of a Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.	Each Fund may not make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act.
Concentration	The Funds may not invest in the securities of any one industry or group of industries if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.	Each Fund may not concentrate (invest 25% of its assets) its investments in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).
Underwriting	The Funds may not underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended).	Each Fund may not underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

Real Estate	The Funds may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate).	Each Fund may not purchase or sell real estate, except: (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction; (2) that the Fund may invest in securities of issuers that deal or invest in real estate; and (3) that the Fund may purchase securities secured by real estate or interests therein.
Senior Securities	The Funds may not issue senior securities, borrow money or pledge its assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.	Each Fund may not issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.
Commodities	The Funds may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.	Each Fund may not purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

NON-FUNDAMENTAL POLICIES

The non-fundamental policies of the Funds are discussed below.

Target Funds

•	A Fund may not hold more than 15% of the value of its net assets in illiquid securities. Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them. Illiquid securities may include restricted securities not determined by the Board to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

Acquiring Funds

Each Acquiring Fund may:

•	Not (i) purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund’s total assets.

•	Not borrow money, except that the Fund may: (1) borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) borrow up to an additional 5% of its total assets for temporary purposes; (3) obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and (4) purchase securities on margin and engage in short sales to the extent permitted by applicable law.

The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

•	Purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

•	Purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

•	Invest in the securities of foreign issuers.

•	Purchase shares of other investment companies to the extent permitted by applicable law.

•	Notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

•	Hold illiquid and restricted securities to the extent permitted by applicable law. The Fund intends to follow the rules under the 1940 Act and the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including: (1) treating as illiquid any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment; and (2) not acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

•	Write covered call options and may buy and sell put and call options.

•	Enter into repurchase agreements.

•	Lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund’s total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

•	Sell securities short and engage in short sales “against the box.”

•	Enter into swap transactions.

In addition:

•	The Cambiar Small Cap Fund may not change its investment strategy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-cap companies without 60 days’ prior written notice to shareholders.

Comparison of Shareholder Rights

Each Target Fund is a series of the Target Trust, which is a Delaware statutory trust. Each Acquiring Fund is a series of the Acquiring Trust, which is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust). The Target Funds are governed by the Amended and Restated Agreement and Declaration of Trust dated November 16, 2016 (“Target Funds Declaration”), its bylaws and Delaware law. Each Acquiring Fund is governed by a Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997 and amended May 15, 2012 and August 18, 2020 (“Acquiring Funds Declaration”), its bylaws and Massachusetts law. Information about the shareholder rights provided for in each Fund’s governing instruments and governing law is provided below.

Category	Target Funds	Material Differences of Acquiring Funds
Funds may issue shares without shareholder approval	Yes	Same
Amount of Shares each Fund may issue	Unlimited	Same
Preemptive Rights	None	Same
Annual Meetings	Not required	Same
Right to Call Shareholder Meetings	Meetings of the Shareholders may also be called by the Trustees from time to time for the purposes of taking action upon any other matter deemed by the Trustees to be necessary or desirable. Meetings of the Shareholders shall be called by any Trustee upon written request of Shareholders holding, in the aggregate, not less than 10% of the Shares, such request specifying the purpose or purposes for which such meeting is to be called.	Meetings of Shareholders of the Acquiring Trust or of any series (or class) may be called by the Trustees of the Acquiring Trust, or such other person or persons as may be specified in the By-Laws, and held from time to time for the purpose of taking action upon any matter requiring the vote or the authority of the Shareholders of the Acquiring Trust or any series or class as herein provided or upon any other matter deemed by the Trustees to be necessary or desirable. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Acquiring Trust. If the Trustees shall fail to call or give notice of any meeting of Shareholders for a period of thirty days after written application by Shareholders holding at least 10% of the Shares then outstanding requesting a meeting to be called for a purpose requiring action by the Shareholders as provided herein or in the By-Laws, then Shareholders holding at least 10% of the Shares then outstanding may call and give notice of such meeting, and thereupon the meeting shall be held in the manner provided for herein in case of call thereof by the Trustees. Notice of a meeting need not be given to any Shareholder if a written waiver of notice, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Shareholder who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her.

Quorum for Meetings	Except when a larger quorum is required by the 1940 Act, by the Bylaws or by the Declaration of Trust, one-third of the Shares entitled to vote shall constitute a quorum at a Shareholders’ meeting.	A majority of the Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or of the Acquiring Funds Declaration permits or requires that holders of any series or class shall vote as a series or class, then a majority of the aggregate number of Shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class. Any lesser number, however, shall be sufficient for adjournments.

Adjournment of Meetings	Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the questions of adjourning to a meeting at another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set forth for the original meeting without further notice.	A majority of the Shares entitled to vote shall be sufficient for adjournments. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.
Vote Required for Election of Trustees	When a quorum is present at any meeting, a plurality shall elect a Trustee, except when a larger vote is required by any provision of this Declaration of Trust or the Bylaws or by the 1940 Act.	Except when a larger vote is required by any provisions of the Declaration of Trust or the By-Laws of the Acquiring Trust, a majority of the Shares voted on any matter shall decide such matter and a plurality shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust permits or requires that the holders of any series or class shall vote as a series or class, then a majority of the Shares of that series or class voted on the matter shall decide that matter insofar as that series or class is concerned.
Removal of Trustees by Shareholders	Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (i) by the Trustees upon their own vote, or (ii) upon the demand of Shareholders owning 10% or more of the Shares of the Trust in the aggregate.	By vote of the Shareholders holding a majority of the shares entitled to vote, the Shareholders may remove a Trustee of the Acquiring Trust with or without cause.

Personal Liability of Shareholders	Shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the General Corporation Law of the State of Delaware. Neither the Trust nor the Trustees, nor any officer, employee nor agent of the Trust shall have any power to bind personally any Shareholders, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.	In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expenses arising from such liability, but only out of the assets of the particular Fund of which he or she is or was a shareholder.
Trustee/Director Power to Amend Organizational Documents

The Board of Trustees shall have the power to amend this Declaration of Trust, at any time and from time to time, in such manner as the Board of Trustees may determine in its sole discretion, without the need for Shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the Shares contained in this Declaration of Trust, provided that before adopting any such amendment without Shareholder approval the Board of Trustees shall determine that it is consistent with the fair and equitable treatment of all Shareholders or that Shareholder approval is not otherwise required by the 1940 Act. If Shares have been issued, Shareholder approval shall be required to adopt any amendments to this Declaration of Trust which would adversely affect to a material degree the voting rights and liquidation preferences of the Shares of any Series (or class).

The bylaws of the Target Funds may be adopted, amended, or repealed by the Board of Trustees without any vote of shareholders.

The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees of the Acquiring Trust when authorized to do so by a vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series or classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series or classes affected and no vote of Shareholders of a series or classes not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

The By-Laws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such majority.

THE PROPOSED REORGANIZATIONS

Summary of Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization is expected to be consummated are set forth in the Agreement, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus. A summary of material provisions of the Agreement is provided below, and should be read carefully.

With respect to each Reorganization, if shareholders of the applicable Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund, as defined in the Agreement, will be delivered to the corresponding Acquiring Fund’s custodian for the account of the applicable Acquiring Fund in exchange for the assumption by the Acquiring Fund of the stated liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the Target Fund’s shareholders of record as of the Effective Time (as defined below) of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth) based on the relative NAV of the Target Fund and the Acquiring Fund as of the Valuation Time.

The value of the net assets of the Target Fund will be computed using the valuation procedures of the Acquiring Fund.

The Target Fund and the Acquiring Fund will be required to make representations and warranties that are customary in matters such as the Reorganizations.

If shareholders of a Target Fund approve a Reorganization, and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around December 12, 2022 (the “Closing Date”), immediately prior to the opening of regular trading on the NYSE on the Closing Date (the “Effective Time”).

Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, each Target Fund will dissolve in accordance with its governing documents and applicable law.

With respect to each Reorganization, the obligations of the applicable Acquiring Fund and the applicable Target Fund are subject to the following conditions, among others:

•	the Acquiring Fund Registration Statement on Form N-14 (the “N-14 Registration Statement”) under the 1933 Act, of which this Proxy Statement/Prospectus is a part, shall have been filed with the SEC and such N-14 Registration Statement shall have become effective under the 1933 Act, and no stop-order suspending the effectiveness of the N-14 Registration Statement shall have been issued;

•	the shareholders of the Target Fund shall have approved the Agreement;

•	the Acquiring Fund and Target Fund have each delivered an officer’s certificate to the other party certifying that the representations and warranties made in the Agreement are true and correct in all material respects at and as of the Valuation Time (as such term is defined in the Agreement) and the Closing Date, except as they may be affected by the transactions contemplated by the Agreement; and

•	the Acquiring Fund and Target Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund or the Acquiring Fund.

With respect to each Reorganization, if shareholders of the applicable Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Target Trust Board will consider what additional action to take, which could include abandoning the Reorganizations, liquidating the Target Funds, or seeking platforms other than the Acquiring Trust on which to reorganize the Target Funds. The Agreement may be terminated and the Reorganizations may be abandoned at any time prior to Closing by, among other things, contravention of the terms of the Agreement or mutual agreement of the Target Trust and the Acquiring Trust. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganizations

At a meeting of the Target Trust Board held on August 16-17, 2022, the Board, each of whom is not an “interested person” of the Target Trust as that term is defined in the 1940 Act (“Independent Trustees”), unanimously approved the Reorganizations and the Agreement. In approving the Reorganizations, the Board determined that: (i) participation in the Reorganization is in the best interest of each Target Fund and its shareholders; and (ii) the interests of the existing shareholders of each Target Fund will not be diluted as a result of the Reorganization.

In making these determinations, the Target Trust Board reviewed and considered information provided to them to assist them in evaluating the Reorganizations, such as information relating to: the terms of the Agreement; each Acquiring Fund’s investment objective, investment strategy and risks, as well as its fundamental and non-fundamental investment policies and the extent to which there are certain material differences between a Target Fund’s and the corresponding Acquiring Fund’s investment strategies and risks and fundamental policies; each Acquiring Fund’s fee structure, as compared to the corresponding Target Fund’s fee structure; the contractual Fund expense limitation commitment from Cambiar, the Acquiring Funds’ investment adviser; the experience of Cambiar and each Acquiring Fund’s portfolio managers in managing a fund with an investment objective and principal investment strategies that are similar to those of the corresponding Target Fund; the U.S. federal income tax consequences of the Reorganizations; the costs anticipated to be incurred in connection with the Reorganizations and the fact that Great Lakes and Cambiar would be responsible for absorbing all such costs; and the recommendation of Great Lakes.

The Target Trust Board was provided with information regarding Cambiar and its business and investment management operations, regarding the Acquiring Trust and Funds and their governance and service provider structure, all of which was responsive to information requested in order to assist the Target Trust Board with making an informed business judgement with respect to the Reorganizations.

The Target Trust Board was informed that Cambiar and Great Lakes have entered into an Asset Purchase Agreement pursuant to which Cambiar has agreed to purchase from Great Lakes certain of the assets that Great Lakes uses in connection with its management and operation of the Target Funds and that Cambiar will only acquire these assets in the event that shareholders of a Target Fund approve the corresponding Reorganization. In addition, the Target Trust Board took into consideration that Great Lakes was relying on Section 15(f) in connection with these matters and that Cambiar and the Acquiring Trust have agreed to use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing, at least 75 per cent of the members of the Acquiring Trust Board are not interested persons of either Great Lakes or Cambiar; and that following completion of the Closing, no unfair burden is imposed on the Acquiring Funds or their shareholders.

The Target Trust Board took into consideration that the investment advisory fee paid to the Target Funds’ Adviser by the Great Lakes Disciplined Equity Fund and the Great Lakes Large Cap Value Fund is equal to the advisory fee paid by the Cambiar Opportunity Fund. Further, the Target Trust Board took into consideration that the investment advisory fee paid to the Target Funds’ Adviser by the Great Lakes Small Cap Opportunity Fund is higher than the advisory fee paid by the Cambiar Small Cap Fund. The Target Trust Board also took into consideration that the Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements of the Acquiring Funds are lower than the Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements of the corresponding Target Funds. Further, the Target Trust Board took into consideration that the contractual expense limitation agreement with the Acquiring Funds’ investment adviser would result in net expense ratios for the Acquiring Funds that are lower than the net expense ratios of the Target Funds, and the contractual expense limitation agreement for the Acquiring Funds would run through at least March 1, 2023. In connection with these matters, the Target Trust Board also took into consideration that the Cambiar Small Cap Fund is subject to redemption fees with respect to shares held for less than 90 days. The Independent Trustees were advised by independent legal counsel in their considerations of the Agreement and the Reorganizations.

The Independent Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Agreement. Rather, the approval determinations were made on the basis of each Independent Trustee’s business judgment after consideration of all of the factors taken in their entirety. The following constitutes the material factors that the Target Trust Board considered in approving the Reorganizations and recommending that shareholders of the Target Funds approve the Reorganizations:

•	the Reorganizations were recommended by Great Lakes as investment adviser to the Target Funds;

•	the terms of the Reorganizations, including that each Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Code and that each Target Fund and its shareholders are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization;

•	the investment objective, principal investment strategies and fundamental and non-fundamental policies of the Target Funds and the corresponding Acquiring Funds are similar, with some applicable material differences;

•	the significant experience of the portfolio managers for the Acquiring Funds in implementing the Funds’ principal investment strategies and the performance of the Acquiring Funds relative to their benchmark indices;

•	the rate of the advisory fee for the Cambiar Opportunity Fund is equal to the rate of the advisory fee of the Great Lakes Disciplined Opportunity Fund and the Great Lakes Large Cap Value Fund;

•	while the rate of the advisory fee for the Cambiar Small Cap Fund is higher than the advisory fee of the Great Lakes Small Cap Opportunity Fund, the Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements of the Cambiar Small Cap Fund will be lower than the Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for the Great Lakes Small Cap Opportunity as a result of the expense limitation agreement;

•	the expense limitation agreement for the Acquiring Funds cannot be terminated through March 1 , 2023;

•	the reasonableness of the terms and conditions in the Agreement;

•	Great Lakes and Cambiar, not the Target Funds or the Acquiring Funds, will pay all costs associated with the Reorganizations;

•	that no sales loads, commissions or other transactional fees would be imposed on the Target Funds’ shareholders in connection with the Reorganizations;

•	the satisfactory experience and background of the Acquiring Trust’s Board and independent trustees;

•	that there are no adverse effects on the Target Funds or their shareholders expected to result from the Reorganizations;

•	that the proposed Reorganizations will be submitted to the shareholders of the Target Funds for their approval; and

•	that shareholders of the Target Funds who do not wish to become shareholders of the corresponding Acquiring Funds may redeem their Target Fund shares before the applicable Reorganization.

Based on all of the foregoing, the Target Trust Board concluded that the Target Funds’ participation in the applicable proposed Reorganizations would be in the best interests of the Target Funds and their shareholders and would not dilute the interests of the Target Funds’ existing shareholders. The Target Trust Board, which is comprised solely of members who are not “interested persons” of the Target Trust, as defined in the 1940 Act, unanimously recommends that shareholders of each Target Fund approve the Agreement for the reorganization of their Target Fund.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

With respect to each Reorganization for U.S. federal income tax purposes:

i.	The acquisition by each Acquiring Fund of all of the assets of its corresponding Target Fund, as provided for in the Agreement, solely in exchange for such Acquiring Fund Shares (including fractional shares, if any) and the assumption by such Acquiring Fund of all of the liabilities of its corresponding Target Fund, followed by the distribution by such Target Fund to its shareholders of such Acquiring Fund Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and its corresponding Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

ii.	No gain or loss will be recognized by a Target Fund upon the transfer of all of its assets to, and the assumption of all of its liabilities by its corresponding Acquiring Fund in exchange solely for such Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Target Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

iii.	No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of its corresponding Target Fund in exchange solely for the assumption of the liabilities of such corresponding Target Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

iv.	No gain or loss will be recognized by a Target Fund upon the distribution of its corresponding Acquiring Fund Shares by such Target Fund to shareholders of the Target Fund in complete liquidation (in pursuance of the Agreement) of the Target Fund pursuant to Section 361(c)(1) of the Code.

v.	The tax basis of the assets of a Target Fund received by its corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of such Target Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer pursuant to Section 362(b) of the Code.

vi.	The holding periods of the assets of a Target Fund in the hands of its corresponding Acquiring Fund will include the periods during which such assets were held by such Target Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the corresponding Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset.

vii.	No gain or loss will be recognized by the shareholders of a Target Fund upon the exchange of all of their Target Fund Shares solely for its corresponding Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

viii.	The aggregate tax basis of Acquiring Fund Shares received by a shareholder of the corresponding Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of such Target Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

ix.	The holding period of the Acquiring Fund Shares received by a shareholder of the corresponding Target Fund (including fractional shares to which they may be entitled) will include the holding period of such Target Fund Shares exchanged therefor, provided that the shareholder held such Target Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

Neither the Target Funds nor the Acquiring Funds have requested nor will request an advance ruling from the IRS as to the federal tax consequences of the applicable Reorganization. As a condition to Closing, Morgan, Lewis & Bockius LLP will render a favorable opinion to each Target Fund and the corresponding Acquiring Fund as to the foregoing federal income tax consequences of the applicable Reorganization, which opinion will be subject to certain limitations to be noted therein and conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Morgan, Lewis & Bockius LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind. Such opinion will be conditioned upon the performance by the Target Funds and the Acquiring Funds of their respective undertakings in the Agreement and upon the representation letters provided by officers of the Trusts to Morgan, Lewis & Bockius LLP. A copy of the opinions will be filed with the SEC and will be available for public inspection.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the applicable Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the Closing Date, each Target Fund will declare and pay a dividend to its shareholders that, together with all previous dividends from such Target Fund for the taxable year, is intended to have the effect of distributing to Target Fund shareholders all of the Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net capital gain (taking into account available capital loss carryforwards), if any, and net tax-exempt income, if any, for the taxable year ending on the Closing Date. Any such distribution generally will be taxable to applicable Target Fund shareholders.

The tax attributes, including capital loss carryovers, of each Target Fund will move to the corresponding Acquiring Fund in the applicable Reorganization. As of the Record Date, the Target Funds had no capital loss carryforwards. If a Fund has built-in gains at the time of the Reorganization that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund.

Significant holders of shares of a Target Fund (generally, those holders that own at least 1% of the total outstanding stock (by vote or value) of a Target Fund or that own Target Fund securities with an aggregate basis of $1 million or more immediately prior to the Reorganization) generally will be required to attach a statement to their U.S. federal income tax return for the year in which the Reorganization occurs that contains the information listed in U.S. Treasury Regulation Section 1.368-3(b).

If you acquired different blocks of shares of a Target Fund at different times or for different prices, you should consult your tax advisor concerning the treatment of the basis and holding period for the different blocks of stock in the Reorganization. You should also consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain federal income tax consequences.

Costs of the Reorganizations

With respect to each Reorganization, costs, fees and expenses incurred in connection with the transactions contemplated herein, whether or not consummated, shall be borne by the GLA and Cambiar.

The Target Trust Board unanimously recommends that shareholders of the Target Funds approve the Reorganizations.

VOTING INFORMATION

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Fund Board is soliciting your proxy to vote on the Proposal at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by participating in the virtual Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about October 24, 2022, to all shareholders entitled to vote.

Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of the shareholders of the Target Fund, employees, and the community, the Meeting will be conducted exclusively via webcast. Shareholders may attend the Meeting online by visiting www.proxydocs.com/GLFUNDS, and registering in advance. Upon completing your registration, you will receive further instructions via email, including a unique link that will allow you to access the Meeting and to participate and to vote at the Meeting. As part of the registration process, you must enter the control number located on your proxy card, voting instruction form, or Notice of Internet Availability. If you are a beneficial owner of share registered in the name of a broker, bank or other nominee, you will also need to provide the registered name on your account and the name of your broker, bank or other nominee as part of the registration process.

On the day of the Meeting, November 22, 2022 shareholder may begin to log in to the virtual-only Meeting 15 minutes prior to the start of the Meeting. The Meeting will begin promptly at 2:00 p.m. Central Time.

We will have technicians ready to assist you with any technical difficulties you may have accessing the Meeting. If you encounter any difficulties accessing the virtual-only Meeting platform, including any difficulties voting or submitting questions, you may call the technical support number that will be posted in your instructional email. Your individual control number, which is required to enter the Meeting, is included in the shaded box of your Proxy Card that accompanies this Proxy Statement/Prospectus.

If you hold your shares through a broker, bank or other nominee (that is, in street name), you will receive instructions from you broker, bank or nominee that you must follow in order to submit your voting instructions and have your shares voted at the Meeting. If you want to vote in person virtually at the Meeting, you must register in advance at www.proxydocs.com/GLFUNDS. You may be instructed to obtain a legal proxy from your broker, bank or other nominee and to submit a copy in advance of the Meeting. Further instructions will be provided to you as part of your registration process.

Shareholders of record of each Target Fund as of the close of business on the Record Date of September 30, 2022, are entitled to vote at the Meeting. The number of outstanding shares of each Target Fund on the Record Date were as follows:

Fund	Class	Shares Outstanding
Great Lakes Disciplined Equity Fund	Institutional Class	[XX]
Great Lakes Large Cap Value Fund	Institutional Class	[XX]
Great Lakes Small Cap Opportunity Fund	Institutional Class	[XX]
	Investor Class	[XX]

Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Trust in writing at the address set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder participates in the virtual Meeting, the shareholder may withdraw the proxy and vote at the Meeting. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” a Proposal.

Quorum Requirement and Adjournment

A “Quorum” is the minimum number of shares that must be present in order to conduct the Meeting. A Quorum means one-third (33 1/3%) of the shares of a Target Fund that are entitled to vote at the Meeting, present virtually at the Meeting or represented by proxy.

If sufficient votes to approve a Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned to permit further solicitations of proxies. The persons named as proxies on the enclosed proxy cards will vote their proxies in their discretion on questions of adjournment and any other items (other than each Proposal) that properly come before the Meeting. A majority of the votes cast by shareholders of the Target Fund present virtually or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting.

Abstentions and broker non-votes will be counted for purposes of determining whether a quorum is present at the Meeting. Abstentions and broker non-votes will have the same effect as a vote “AGAINST” the Proposal because an absolute percentage of affirmative votes is required to approve the Proposal.

Broker non-votes are proxies from brokers or nominees that indicate that they have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary authority to vote, such as a Proposal. A broker non-vote occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The Proposal is considered “non-routine” for purposes of determining broker-non-votes. It is the Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any broker non-votes at the Meeting.

Vote Necessary to Approve the Proposal

Each Proposal must be approved by a 1940 Act Majority vote of the outstanding voting securities of the applicable Target Fund. A “1940 Act Majority” of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

Proxy Solicitation

In addition to solicitations by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Target Fund will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.

In addition to solicitations by mail, officers and employees of the Target Fund, Great Lakes and its affiliates and agents may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Fund expects that any solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, you may receive a telephone call from a representative of the Target Fund if your votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Target Fund’s representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Target Fund’s representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information elicited matches the information previously provided to the Target Fund, then the Target Fund’s representative has the responsibility to explain the voting process, read the Proposal listed on the proxy card, and ask for the shareholder’s instructions on the Proposal. Although the Target Fund’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Target Fund’s representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Target Fund immediately if his or her instructions are not correctly reflected in the confirmation.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address, and percent ownership of each person who, as of the Record Date, to the knowledge of each Target Fund, owned 5% or more of the outstanding shares of the Target Fund can be found at Exhibit A.

[To the best of the knowledge of the Target Trust, the ownership of shares of each Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of the shares of the Target Fund as of the Record Date.]

To the extent shares of a Target Fund are owned by accounts for which Great Lakes serves as investment adviser, Great Lakes will engage an independent fiduciary to vote proxies with respect to such Target Fund shares. The independent fiduciary may either vote such proxies or provide Great Lakes with instructions as to how to vote such proxies. In the latter case, Great Lakes will vote the proxy in accordance with the independent fiduciary’s determination.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SHAREHOLDER MEETING TO BE HELD ON NOVEMBER 22, 2022

Copies of this Proxy Statement/Prospectus and the form of proxy are available to you on the internet at www.proxydocs.com/GLFUNDS.

OTHER MATTERS

Capitalization

The following tables show the capitalization of each Target Fund as of August 15, 2022, its corresponding Acquiring Fund as of the same date and its corresponding Acquiring Fund on a pro forma combined basis (unaudited) as of the same date after giving effect to the proposed Reorganization. The following are examples of the number of shares of each Acquiring Fund that would be exchanged for the shares of its corresponding Target Fund if the Reorganization was consummated on August 15, 2022, and does not reflect the number of shares or value of shares that would actually be received if the Reorganizations occurred on the Closing Date. Each Acquiring Fund will be the accounting survivor for financial statement purposes. The capitalizations of the Target Funds, Acquiring Funds and their share classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Great Lakes Disciplined Equity Fund – Cambiar Opportunity Fund Reorganization

	Great Lakes Disciplined Equity Fund	Cambiar Opportunity Fund	Pro Forma Adjustments	(Pro Forma Combined)
Institutional Class Shares Net Assets	$27,513,989	$175,504,555	____	$203,018,544
Institutional Class Shares Outstanding	2,711,105.592	6,448,601.463	-1,700,153.200	7,459,533.855
Institutional Class Shares Net Asset Value Per Share	$10.15	$27.22	____	$27.22

Great Lakes Large Cap Value Fund – Cambiar Opportunity Fund Reorganization

	Great Lakes Large Cap Value Fund	Cambiar Opportunity Fund	Pro Forma Adjustments	(Pro Forma Combined)
Institutional Class Shares Net Assets	$40,350,223	$175,504,555	____	$215,854,778
Institutional Class Shares Outstanding	2,710,301.095	6,448,601.463	-1,227,704.207	7,931,198.351
Institutional Class Shares Net Asset Value Per Share	$14.89	$27.22	____	$27.22

Great Lakes Small Cap Opportunity Fund – Cambiar Small Cap Fund Reorganization

	Great Lakes Small Cap Opportunity Fund	Cambiar Small Cap Fund	Pro Forma Adjustments	(Pro Forma Combined)
Institutional Class Shares Net Assets	$27,117,724	$40,912,697	____	$68,030,421
Institutional Class Shares Outstanding	1,569,704.937	2,611,247.176	161,080.580	4,342,032.126
Institutional Class Shares Net Asset Value Per Share	$17.28	$15.67	____	$15.67

Investor Class Shares Net Assets	$4,315,342	$35,391,968	____	$39,707,310
Investor Class Shares Outstanding	255,532.778	2,359,205.835	32,125.146	2,646,863.759
Investor Class Shares Net Asset Value Per Share	$16.89	$15.00	____	$15.00

Dissenters’ Rights

If a Reorganization is approved at the Meeting, the applicable Target Fund’s shareholders will not have the right to dissent and obtain payment of the fair value of their shares. Shareholders of each Target Fund, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value.

Shareholder Proposals

The governing instruments of the Target Trust do not require that the Target Fund hold annual meetings of shareholders. The Target Fund is, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements, plans of distribution or of a change in the fundamental investment policies, objectives or restrictions of the Target Fund. The Target Trust’s governing instruments generally provide that a shareholder meeting shall be called upon written request of the shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.

Shareholders of the Target Fund wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting must send their written proposal to the Target Trust a reasonable time before the Target Fund Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the next proxy statement. The persons named as proxies in future proxy materials of the Target Fund may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Target Fund within a reasonable period of time before the Target Trust’s Board’s solicitation relating to that meeting is made. Written proposals with regard to the Target Fund should be sent to the Secretary of the Target Trust, at the address of the Target Fund given above. If the proposed Reorganization is approved and completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the shareholder proposal requirements of the Acquiring Fund.

Legal Matters

Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Morgan, Lewis & Bockius LLP.

Auditors

The financial statements of each Target Fund for the fiscal year ended March 31, 2022, contained in the Target Funds Annual Report, have been audited by Cohen & Company, Ltd., an independent registered public accounting firm. The financial statements of each Acquiring Fund for the fiscal year ended October 31, 2021, contained in the Acquiring Funds Annual Report, have been audited by Ernst & Young LLP, an independent registered public accounting firm.

EXHIBIT A

OWNERSHIP OF THE FUNDS

Significant Holders

The following table shows, as of the Record Date, the accounts of each Target Fund that own of record 5% or more of the Target Fund. Unless otherwise indicated, the Target Trust has no knowledge of beneficial ownership.

Name and Address	Outstanding Shares Held	Percentage of Class (%)
Great Lakes Disciplined Equity Fund – Institutional Class
[XX]	[XX]	[XX]%
Great Lakes Large Cap Value Fund – Institutional Class
[XX]	[XX]	[XX]%
Great Lakes Small Cap Opportunity Fund – Institutional Class
[XX]	[XX]	[XX]%
Great Lakes Small Cap Opportunity Fund –Investor Class
[XX]	[XX]	[XX]%

A-1

The following table shows, as of the Record Date, the accounts of each Acquiring Fund that own of record 5% or more of the Acquiring Fund. Unless otherwise indicated, the Acquiring Trust has no knowledge of beneficial ownership.

Name and Address	Outstanding Shares Held	Percentage of Class (%)
Cambiar Opportunity Fund – Institutional Class
[XX]	[XX]	[XX]%
Cambiar Small Cap Fund – Institutional Class
[XX]	[XX]	[XX]%
Cambiar Small Cap Fund –Investor Class
[XX]	[XX]	[XX]%

A-2

EXHIBIT B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [____] day of [____], 2022 by and among (i) Managed Portfolio Series, a Delaware statutory trust (“Target Trust”), severally and not jointly on behalf of its three series, the Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund and Great Lakes Small Cap Opportunity Fund (each, a “Target Fund” and together, the “Target Funds”); (ii) The Advisors’ Inner Circle Fund, a Massachusetts voluntary association (commonly known as a business trust) (“Acquiring Trust”), severally and not jointly on behalf of two of its series, the Cambiar Opportunity Fund and the Cambiar Small Cap Fund (each, an “Acquiring Fund,” and together, the “Acquiring Funds”); (iii) solely for the purposes of Sections 4.3, 5.1(f) and 9.2, Great Lakes Advisors, LLC (“Target Fund Adviser”), investment adviser of the Target Funds; and solely for the purposes of Sections 1.2(c), 4.4 and 9.2, Cambiar Investors, LLC (“Acquiring Fund Adviser”), investment adviser of the Acquiring Funds. Other than the Target Funds and the Acquiring Funds, no other series of either the Target Trust or the Acquiring Trust are parties to this Agreement.

WHEREAS, the parties hereto intend for the Great Lakes Disciplined Equity Fund to enter into a transaction pursuant to which: (i) the Cambiar Opportunity Fund will acquire all of the Assets (as defined in Section 1.2(b)) of the Great Lakes Disciplined Equity Fund in exchange solely for Institutional Class Shares of the Cambiar Opportunity Fund (“Acquiring Opportunity Fund Shares”) (the value of which shall be determined as of the Valuation Time (as defined in Section 2.1(e)) and the assumption by the Cambiar Opportunity Fund of the Stated Liabilities (as defined in Section 1.2(c)) of the Great Lakes Disciplined Equity Fund, and (ii) the Great Lakes Disciplined Equity Fund will distribute such Acquiring Opportunity Fund Shares to shareholders of Institutional Class Shares of the Great Lakes Disciplined Equity Fund, in connection with the complete liquidation of the Great Lakes Disciplined Equity Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Great Lakes Disciplined Equity Fund Reorganization”);

WHEREAS, the parties hereto intend for the Great Lakes Large Cap Value Fund to enter into a transaction pursuant to which: (i) the Cambiar Opportunity Fund will acquire all of the Assets (as defined in Section 1.2(b)) of the Great Lakes Large Cap Value Fund in exchange solely for Acquiring Opportunity Fund Shares (the value of which shall be determined as of the Valuation Time (as defined in Section 2.1(e)) and the assumption by the Cambiar Opportunity Fund of the Stated Liabilities (as defined in Section 1.2(c)) of the Great Lakes Large Cap Value Fund, and (ii) the Great Lakes Large Cap Value Fund will distribute such Acquiring Opportunity Fund Shares to shareholders of Institutional Class Shares of the Great Lakes Large Cap Value Fund, in connection with the complete liquidation of the Great Lakes Large Cap Value Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Great Lakes Large Cap Value Fund Reorganization”);

WHEREAS, the parties hereto intend for the Great Lakes Small Cap Opportunity Fund to enter into a transaction pursuant to which: (i) the Cambiar Small Cap Fund will acquire all of the Assets (as defined in Section 1.2(b)) of the Great Lakes Small Cap Opportunity Fund in exchange solely for Institutional Class Shares and Investor Class Shares of the Cambiar Small Cap Fund (“Acquiring Small Cap Fund Shares” and together with Acquiring Opportunity Fund Shares, “Acquiring Fund Shares”) (the value of which shall be determined as of the Valuation Time (as defined in Section 2.1(e)) and the assumption by the Cambiar Small Cap Fund of the Stated Liabilities (as defined in Section 1.2(c)) of the Great Lakes Small Cap Fund, and (ii) the Great Lakes Small Cap Opportunity Fund will distribute such Institutional Class and Investor Class Acquiring Small Cap Fund Shares to shareholders of Institutional Class Shares and Investor Class Shares, respectively, of the Great Lakes Small Cap Opportunity Fund, in connection with the complete liquidation of the Great Lakes Small Cap Opportunity Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Great Lakes Small Cap Opportunity Fund Reorganization” and together with the Great Lakes Large Cap Value Fund Reorganization and Great Lakes Disciplined Equity Fund Reorganization, the “Reorganizations” and each, a “Reorganization”);

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WHEREAS, the Acquiring Trust and the Target Trust each is an open-end management investment company registered with the Securities and Exchange Commission (the “Commission”); and

WHEREAS, it is intended that, for United States federal income tax purposes, each Target Fund and each Acquiring Fund intends, with respect to each Reorganization, that (i) such Reorganization constitutes a “reorganization” within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1) of the Code and Treasury Regulation Section 1.368-2(g).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF EACH REORGANIZATION

1.1 It is the intention of the parties hereto that each of the Reorganizations described herein shall be conducted simultaneously with the other Reorganizations after the receipt of the requisite approvals, but a Target Fund or an Acquiring Fund that is not subject of a Reorganization shall incur no obligations, duties or liabilities with respect to another Reorganization by reason of this Agreement.

1.2. The Acquiring Trust and the Target Trust agree to take the following steps with respect to each Reorganization:

(a) The Target Fund shall transfer all of its Assets (as defined in Section 1.2(b)) to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Stated Liabilities (as defined in Section 1.2(c)) and deliver to the Target Fund the number of full and fractional Acquiring Fund Shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Valuation Date (as defined in Section 2.1(f)) (collectively, “Assets”).

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(c) The Target Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its prospectus, in good faith to discharge all of its liabilities and obligations prior to the Closing Date (as defined in Section 3.1). The Acquiring Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Target Fund approved by Acquiring Fund Adviser (the “Statement of Assets and Liabilities”), as of the Valuation Date, in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied from the Target Fund’s prior audited period (collectively, the “Stated Liabilities”). The Acquiring Fund shall assume only those Stated Liabilities of the Target Fund reflected in that Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent. If prior to the Closing Date, the Acquiring Fund identifies a liability that the Acquiring Trust and the Target Trust mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Stated Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Trust and the Target Trust at the Closing (as defined in Section 3.1) (the “Excluded Liabilities”). Certain liabilities that would otherwise be listed as Excluded Liabilities may be assumed by the Acquiring Trust on behalf of the Acquiring Fund, subject to such conditions as may be mutually agreed upon between the Acquiring Trust and the Target Trust.

(d) As soon as reasonably practicable after the Closing (as defined in Section 3.1), (i) the Great Lakes Disciplined Equity Fund will distribute to its shareholders of record of Institutional Class Shares (the “Great Lakes Disciplined Equity Fund Shareholders”) the Institutional Class Acquiring Fund Shares of the Cambiar Opportunity Fund received by the Great Lakes Disciplined Equity Fund pursuant to Section 1.2(a) of this Agreement on a pro rata basis; (ii) the Great Lakes Large Cap Value Fund will distribute to its shareholders of record of Institutional Class Shares (the “Great Lakes Large Cap Value Fund Shareholders”) the Institutional Class Acquiring Fund Shares of the Cambiar Opportunity Fund received by the Great Lakes Large Cap Value Fund pursuant to Section 1.2(a) of this Agreement on a pro rata basis; and (iii) the Great Lakes Small Cap Opportunity Fund will distribute to its shareholders of record of Institutional Class Shares and Investor Class Shares (the “Great Lakes Small Cap Opportunity Fund” and together with the Great Lakes Disciplined Equity Fund Shareholders and Great Lakes Large Cap Value Fund Shareholders, the “Target Fund Shareholders”) the Institutional Class and Investor Class Acquiring Fund Shares, respectively, received by the Great Lakes Small Cap Opportunity Fund pursuant to Section 1.2(a) of this Agreement on a pro rata basis. Thereafter, the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution, with respect to the Target Fund’s shares, and complete liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund Shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

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(f) All books and records relating to the Target Fund, or copies thereof, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be turned over to the Acquiring Fund as soon as practicable after the Closing Date and copies of all such books and records maintained by the Target Fund’s administrator, custodian, distributor or fund accountant shall be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date.

2.	VALUATION

2.1.	With respect to each Reorganization:

(a) The net value of the Target Fund’s Assets attributable to the Target Fund’s Institutional Class Shares shall be computed as of the Valuation Time (as defined in Section 2.1(e)) by calculating the value of such Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Stated Liabilities attributable to the Target Fund’s Institutional Class Shares, using the valuation procedures established by the Acquiring Trust’s Board of Trustees (“Acquiring Fund Valuation Procedures”). As applicable, the net value of the Target Fund’s Assets attributable to the Target Fund’s Investor Class Shares shall be computed as of the Valuation Time (as defined in Section 2.1(e)) by calculating the value of such Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Stated Liabilities attributable to the Target Fund’s Investor Class Shares, using the Acquiring Fund Valuation Procedures.

(b) The net asset value per share of the Institutional Class Acquiring Fund Shares and, as applicable, the Investor Class Acquiring Fund Shares, shall be computed as of the Valuation Time (as defined in Section 2.1(e)) by using the Acquiring Fund Valuation Procedures.

(c) The number of Institutional Class Acquiring Fund Shares (including fractional shares, if any, rounded to the nearest thousandth) issued by the Acquiring Fund in exchange for the Target Fund’s Assets shall be determined by dividing the (i) net value of the Target Fund’s Assets attributable to the Target Fund’s Institutional Class Shares, determined in accordance with Section 2.1(a), by (ii) the net asset value per share of the Institutional Class Acquiring Fund Shares, determined in accordance with Section 2.1(b). As applicable, the number of Investor Class Acquiring Fund Shares (including fractional shares, if any, rounded to the nearest thousandth) issued by the Acquiring Fund in exchange for the Target Fund’s Assets shall be determined by dividing the (i) net value of the Target Fund’s Assets attributable to the Target Fund’s Investor Class Shares, determined in accordance with Section 2.1(a), by (ii) the net asset value per share of the Investor Class Acquiring Fund Shares, determined in accordance with Section 2.1(b).

(d) All computations of value shall be made by the Acquiring Fund’s administrator using the Acquiring Fund Valuation Procedures and shall be subject to review by the Target Fund’s administrator and, if requested by either the Target Trust or the Acquiring Trust, by the independent registered public accountant of the requesting party at the expense of the requesting party. The Target Trust and the Acquiring Trust agree to use commercially reasonable and good faith efforts to cause their respective administrators and investment advisers to work together to resolve before the Closing Date any material differences identified between the valuations of the portfolio assets of the Target Fund determined using the Acquiring Fund Valuation Procedures as compared to the prices of the same portfolio assets determined using the Target Fund’s valuation procedures.

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(e) “Valuation Time” shall mean immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date.

(f) “Valuation Date” shall mean the business day immediately preceding the Closing Date.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on [December 12], 2022 or, with respect to any or each Reorganization, such other date as an officer of each party may agree (the “Closing Date”). All acts taking place at the closing of each Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s Assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s custodian (the “Acquiring Custodian”) for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Trust shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under 1940 Act) in which the Assets are deposited, the Target Fund’s Assets so held. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such Assets purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered Assets if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers’ confirmation slips.

(b) The Target Trust shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that, except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Target Fund shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including, but not limited to, all realized capital gains taxes and all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer of the Target Trust stating that all such taxes have been paid or provision for payment has been made (except to the extent that such capital gains or other taxes have been eliminated by a Target Fund distribution as provided in Section 5.1(i)).

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(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

(d) The Target Trust shall direct the transfer agent for the Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Trust, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall cause to be issued and delivered to the Target Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide other evidence reasonably satisfactory to the Target Trust that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Trust or the Target Trust or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until such date as agreed to by the Target Fund and Acquiring Fund.

4.	REPRESENTATIONS AND WARRANTIES

4.1 The Target Trust, on behalf of itself or, where applicable, each Target Fund, represents and warrants to the Acquiring Trust and each Target Fund’s corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Trust, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust and Bylaws, as each may have been amended from time to time and are currently in effect (“Governing Documents”), to own all of its properties and assets and to carry on its business as it is now being conducted, and to enter into this Agreement and perform its obligations hereunder;

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(b) The Target Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Trust of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the Acquiring Fund, the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

(g) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Trust’s Governing Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Trust is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Trust is a party or by which it is bound;

(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Trust, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Trust’s knowledge, threatened against the Target Trust or the Target Fund that, if adversely determined, would materially and adversely affect the Target Trust’s or the Target Fund’s financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Trust, without any special investigation or inquiry, knows of no facts that might form the basis for the institution of such litigation, proceedings or investigations, and neither the Target Trust nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

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(i) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm, which is identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (respectively, the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date(s) in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date(s) not disclosed therein;

(j) Since the last day of either (i) the fiscal year covered by the Target Fund’s most recent annual report to shareholders, or (ii) the fiscal half-year covered by the Target Fund’s most recent semi-annual report to shareholders, whichever is more recent, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Fund, the redemption of Target Fund shares held by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Target Trust and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Trust, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) Within a timeframe mutually agreeable to the parties, the Target Fund will provide the Acquiring Fund with such information relating to the Target Fund as is reasonably necessary for the preparation and completion of the N-14 Registration Statement (as defined in Section 5.1(b)) in connection with the meeting of shareholders of the Target Fund to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

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(n) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(o) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, the Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

(p) The Acquiring Fund Shares to be issued pursuant to the terms of this Agreement are not being acquired by the Target Fund for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement;

(q) The due diligence materials of the Target Fund made available to the Acquiring Fund in response to the letter to the Target Trust dated February 12, 2021 are true and correct in all material respects and contain no material misstatements or omissions;

(r) (r) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Trust’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Returns); the Target Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto). The Target Fund has not filed a federal Section 6662 Disclosure Statement with respect to any Return;

(s) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes. The Target Fund will qualify as a regulated investment company as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a regulated investment company under the Code. The consummation of the transactions contemplated by the Agreement will not cause the Target Fund to fail to be qualified as a regulated investment company as of the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Target Fund has been eligible to and has computed its federal income tax under Section 852 of the Code, and has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code;

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(t) The Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in paragraphs (r) or (s) of this Section 4.1;

(u) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(v) The Target Fund has no unamortized or unpaid organizational fees or expenses;

(w) The Target Fund is in compliance in all material respects with applicable Treasury Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder;

(x) The Target Fund has maintained since its formation its March 31 fiscal year-end for U.S. federal income tax purposes, and has never changed its March 31 fiscal year-end for U.S. federal income tax purposes, by for example, filing Internal Revenue Service Form 1128 “Application to Adopt, Change, or retain a Tax Year”;

(y) The Target Fund has satisfied (i) all federal, state and local tax liabilities (including federal income and excise taxes) for taxes due and payable, and (ii) its calendar year [2021] excise tax and [March 31, 2022] income tax distribution requirements;

(z) The Target Fund does not currently hold any property that it received directly or indirectly from a “C corporation,” as defined in Treas. Reg. § 1.337(d)-7(a)(2)(i), in a “conversion transaction” as defined in § 1.337(d) -7(a)(2)(ii) of the Treasury Regulations; and

(aa) The tax representation certificate to be delivered by the Target Trust, on behalf of the Target Fund, to Morgan, Lewis & Bockius LLP at the Closing pursuant to Section 7.1(i) hereof (the “Target Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

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(bb) Any payments from the Target Fund’s assets to financial intermediaries for distribution were paid pursuant to the Target Fund’s plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act.

4.2 The Acquiring Trust, on behalf of itself, or where applicable, each Acquiring Fund, represents and warrants to the Target Trust and to each Acquiring Fund’s corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Trust, which is a business trust duly formed and validly existing under the laws of the Commonwealth of Massachusetts with power under its Governing Documents to own all of its property and assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Acquiring Fund under the 1933 Act, are in full force and effect;

(c) Prior to the Closing, the registration of the Acquiring Fund Shares to be issued in the Reorganization under the 1933 Act will be in full force and effect;

(d) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Trust of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(e) The prospectus and statement of additional information of the Acquiring Fund, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(f) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(g) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Trust’s Governing Documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Trust is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Trust is a party or by which it is bound;

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(h) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Trust’s knowledge, threatened against the Acquiring Trust or the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Trust’s or the Acquiring Fund’s financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Trust, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such litigation, proceedings or investigation and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm, which is identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date(s) in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date(s) not disclosed therein;

(j) Since the last day of either (i) the fiscal year covered by the Acquiring Fund’s most recent annual report to shareholders, or (ii) the fiscal half-year covered by the Acquiring Fund’s most recent semi-annual report to shareholders, whichever is more recent, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Acquiring Fund, the redemption of Acquiring Fund shares held by shareholders of the Acquiring Fund or the discharge of the Acquiring Fund’s ordinary course liabilities shall not constitute a material adverse change;

(k) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Trust and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Acquiring Trust, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(m) The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Trust and the Acquiring Fund;

(n) The information provided by the Acquiring Fund for use in the N-14 Registration Statement (as defined in Section 5.1(b)) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein;

(o) The due diligence materials of the Acquiring Fund made available to the Target Fund, its Board of Trustees, officers, legal counsel and service providers in response to the letters from the Target Trust to the Acquiring Trust dated [insert date] are true and correct in all material respects and contain no material misstatements or omissions;

(p) On the Closing Date, all Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (whether or not shown on any such Returns) shall have been paid or provision has been made for the payment thereof. To the Acquiring Trust’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; the Acquiring Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(q) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes. The Acquiring Fund will qualify as a regulated investment company as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1). The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code. The consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a regulated investment company as of the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Acquiring Fund has been eligible to and has computed its federal income tax under Section 852 of the Code, and has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code;

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(r) The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in paragraphs (p) or (q) of this Section 4.2;

(s) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(t) The Acquiring Fund does not directly or indirectly own, nor on the Closing will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Target Fund;

(u) No consideration other than the Acquiring Fund Shares, and the Acquiring Fund’s assumption of the Target Fund’s Stated Liabilities, will be issued in exchange for the Target Fund’s Assets in the Reorganization;

(v) The Acquiring Fund does not currently hold any property that it received directly or indirectly from a “C corporation,” as defined in Treas. Reg. § 1.337(d)-7(a)(2)(i), in a “conversion transaction” as defined in § 1.337(d) -7(a)(2)(ii) of the Treasury Regulations; and

(w) The tax representation certificate to be delivered by the Acquiring Trust, on behalf of the Acquiring Fund, to Morgan, Lewis & Bockius LLP at the Closing pursuant to Section 6.1(g) hereof (the “Acquiring Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.3	The Target Fund Adviser represents and warrants to the Target Trust and the Acquiring Trust as follows:

(a) The Target Fund Adviser is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Delaware; and

(b) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Fund Adviser, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund Adviser, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

4.4	The Acquiring Fund Adviser represents and warrants to the Target Trust and the Acquiring Trust as follows:

(a) The Acquiring Fund Adviser is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Delaware; and

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(b) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund Adviser, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund Adviser, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

5.	COVENANTS

5.1.	With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Trust shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund Shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization and such other matters to which as the parties may agree (the “N-14 Registration Statement”).

(c) The Target Trust will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) The Target Trust, on behalf of the Target Fund, will provide the Acquiring Fund with (i) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (ii) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Trust may reasonably request concerning Target Fund shares or Target Fund Shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (iii) the tax books and records of the Target Fund, or copies thereof (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treasury Regulations Sections 1.6045A-1 and 1.6045B-1(a))) for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (iv) all FASB ASC 740 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable tax statute of limitations (the “FIN 48 Workpapers”), or copies thereof. The foregoing information will be provided within such timeframes as is mutually agreed by the parties in writing.

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(f) Subject to the provisions of this Agreement, each party will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement. In particular, the Target Trust and the Target Fund Adviser each covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Target Fund’s Assets and otherwise to carry out the intent and purpose of this Agreement.

(g) Promptly after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in Section 1.2(d) hereof.

(h) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Return that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. At or before the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Morgan, Lewis & Bockius LLP to render the tax opinion contemplated in this Agreement.

(i) On or before the Closing Date, the Target Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date (treating the current taxable year as ending on the Closing Date) and the Target Fund will not have any unpaid tax liability under Section 852 of the Code.

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(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Trust, except as otherwise is mutually agreed by the parties.

(k) The Target Trust, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (i) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (ii) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(l) The Target Trust, on behalf of the Target Fund, agrees that the acquisition of all Assets and assumption of all Stated Liabilities of the Target Fund by the Acquiring Trust, on behalf of the Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Trust hereby assigns to the Acquiring Trust all rights, causes of action, and other claims against third parties relating to the Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

(m) As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, (i) a statement of the earnings and profits and capital loss carryovers of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Target Trust’s President and Treasurer and (ii) a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Target Trust, as to the adjusted tax basis in the hands of the Target Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request.

(n) The Target Trust agrees that the liquidation of the Target Fund will be effected in the manner provided in the Target Trust Governing Documents in accordance with applicable law, and that on and after the Closing Date, the Target Fund shall not conduct any business except in connection with its immediate liquidation.

(o) Neither Target Fund nor Acquiring Fund shall take any action that is inconsistent with the representations set forth herein or, with respect to the Target Fund or Target Trust, in the Target Fund Tax Representation Certificate and, with respect to the Acquiring Fund, in the Acquiring Fund Tax Representation Certificate.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Trust and the corresponding Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

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(a) All representations and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Trust shall have delivered to the Target Trust on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Trust and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Trust and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust and the Acquiring Fund, on or before the Closing Date;

(d) The Target Trust shall have received a favorable opinion of Morgan, Lewis & Bockius LLP, counsel to the Acquiring Trust, dated the Closing Date and in a form satisfactory to the Target Trust, to the following effect:

(i) The Acquiring Trust is duly formed and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Trust;

(ii) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Trust and, assuming the approval of the Agreement by the Target Fund Shareholders and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Trust enforceable against the Acquiring Trust in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The Acquiring Fund Shares to be issued for transfer to the Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(iv) The execution and delivery of this Agreement did not, and the performance by the Acquiring Trust of its obligations hereunder will not, violate the Acquiring Trust’s organizational documents;

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(v) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(vi) Except as disclosed in writing to the Target Trust, such counsel knows of no material legal proceedings pending against the Acquiring Fund or the Acquiring Trust; and

(vii) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement except such as have been obtained;

(e) In connection with the opinions contemplated by Section 6.1(d), it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Trust;

(f) The Board of Trustees of the Acquiring Trust shall have approved this Agreement and the transactions contemplated hereby. Notwithstanding anything herein to the contrary, neither the Acquiring Trust nor the Target Trust may waive the condition set forth in this Section 6.1(f); and

(g) The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Target Trust and Morgan, Lewis & Bockius LLP an Acquiring Fund Tax Representation Certificate, satisfactory to Morgan, Lewis & Bockius LLP, in a form mutually acceptable to the Acquiring Trust and the Target Trust, concerning certain tax-related matters.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Trust and the corresponding Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Trust and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Target Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

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(c) The Target Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Trust (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Trust, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) the Statement of Assets and Liabilities, and (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

(d) The Target Custodian shall have delivered the certificate contemplated by Section 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Trust and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Trust and the Target Fund, on or before the Closing Date;

(f) The Acquiring Trust shall have received a favorable opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Target Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

(i) The Target Trust is duly formed, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Target Trust;

(ii) This Agreement has been duly authorized, executed and delivered on behalf of the Target Trust and, assuming the approval of the Agreement by the Target Fund Shareholders and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Trust enforceable against the Target Trust in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii) The Target Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Target Fund will have duly transferred such assets to the Acquiring Fund;

(iv) The execution and delivery of this Agreement did not, and the performance by the Target Trust of its obligations hereunder will not, violate the Target Trust’s organizational documents;

(v) The Target Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

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(vi) Except as disclosed in writing to the Acquiring Trust, such counsel knows of no material legal proceedings pending against the Target Fund or the Target Trust; and

(vii) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Trust of the transactions contemplated by this Agreement except such as have been obtained;

(g) In connection with the opinions contemplated by Section 7.1(f), it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Trust;

(h) The Board of Trustees of the Target Trust shall have approved this Agreement and the transactions contemplated hereby. Notwithstanding anything herein to the contrary, neither the Acquiring Trust nor the Target Trust may waive the condition set forth in this Section 7.1(h); and

(i) The Target Trust, on behalf of the Target Fund, shall have delivered to Morgan, Lewis & Bockius LLP a Target Fund Tax Representation Certificate, satisfactory to Morgan, Lewis & Bockius LLP, in a form mutually acceptable to the Target Trust and the Acquiring Trust, concerning certain tax-related matters.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the corresponding Acquiring Fund, the Acquiring Trust or Target Trust, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the Target Fund Shareholders in accordance with the provisions of the Target Trust Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Trust’s or the Acquiring Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

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8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5. The Target Trust and the Acquiring Trust shall have received on or before the Closing Date an opinion of Morgan, Lewis & Bockius LLP in form and substance reasonably acceptable to the Target Trust and the Acquiring Trust, as to the matters set forth on Appendix A hereto. In rendering such opinion, Morgan, Lewis & Bockius LLP may request and rely upon such representations and certifications contained in the Acquiring Fund Tax Representation Certificate and the Target Fund Tax Representation Certificate and representations and certifications of others as it may reasonably request, and the officers of the Target Trust and the Acquiring Trust will cooperate to make and certify the accuracy of such representations contained in the Acquiring Fund Tax Representation Certificate and the Target Fund Tax Representation Certificate. The foregoing opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. The foregoing opinion may state that no opinion is expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.5.

9.	FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. With respect to each Reorganization, all costs, fees and expenses incurred in connection with the transactions contemplated herein, whether or not consummated shall be borne by the Target Fund Adviser and Acquiring Fund Adviser, as set forth in the Asset Purchase Agreement between the Target Fund Adviser and Acquiring Fund Adviser relating to the Reorganizations. Notwithstanding the foregoing, the party directly incurring any costs and expenses will bear such costs and expenses if and to the extent that payment by another party would result (as determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) in any Acquiring Fund failing to qualify and be eligible for treatment as a regulated investment company under Sections 851 and 852 of the Code or would prevent the Reorganizations from qualifying as reorganizations within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Target Funds or the Acquiring Funds or any of their respective shareholders. This Section 9.2 shall survive the termination of this Agreement and the Closing.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Trust and the Acquiring Trust will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Trust shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

22

If applicable, the Acquiring Fund shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Trust to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Trust have concluded that, based on their evaluation of the effectiveness of the Target Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance regarding the reliability of information provided by the Target Trust to the Acquiring Trust with respect to the Target Fund’s operations prior to the Closing that is required to be disclosed by the Acquiring Trust on Form N-CSR or any forms adopted by the Commission in replacement of Form N-CSR.

11.	ENTIRE AGREEMENT; SURVIVAL OF REPRESENTATIONS, WARRANTIES AND COVENANTS

11.1. Except as described in a separate confidentiality agreement that includes the Acquiring Trust and the Target Trust, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the Acquiring Trust and the Target Trust; (ii) by either the Acquiring Trust or the Target Trust if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iii) by the Acquiring Trust if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Trust; (iv) by the Target Trust if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Trust; or (v) by either the Acquiring Trust or the Target Trust if a determination is made by such trust’s Board of Trustees that the consummation of the transactions contemplated herein are not in the best interest of the Acquiring Trust or the Target Trust, respectively. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 9, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

23

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided however, that following the meeting of the Target Fund Shareholders called by the Target Funds pursuant to paragraph 5.1(c) of this Agreement, no such amendment may change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval and further provided that the officers of the Target Trust and the Acquiring Trust may change the Valuation Time, Valuation Date, Closing Time and Closing Date through an agreement in writing without additional specific authorization by their respective Board of Trustees.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts and applicable Federal law, without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (i) each Target Fund or its corresponding Acquiring Fund, as applicable, as provided in the Target Trust Governing Documents and the Acquiring Trust Governing Documents and (ii) the other parties. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

14.6. A copy of the Agreement and Declaration of Trust of the Acquiring Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of the Target Trust as Trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Target Trust.

24

14.7. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other parties prior to such issuance.

14.8. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

14.9. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

14.10. Notwithstanding any other provision of this Agreement, the requirement to deliver a certificate at Closing may be waived by the party to which it is required to be delivered.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

For Target Trust:

Managed Portfolio Series

615 East Michigan Street

Milwaukee, WI 53202

Attention: [____]

For Acquiring Trust:

The Advisors’ Inner Circle Fund

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Attention: Legal Department

For Target Fund Adviser:

Great Lakes Advisors, LLC

231 South LaSalle Street, 4th Floor

Chicago, Illinois 60604

Attention: [____]

25

For Acquiring Fund Adviser:

Cambiar Investors, LLC

200 Columbine Street #800

Denver, Colorado 80206

Attn.: Evan Geldzahler

[Signature page follows]

26

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

Managed Portfolio Series,

severally and not jointly on behalf of the

Great Lakes Disciplined Equity Fund,

Great Lakes Large Cap Value Fund and

Great Lakes Small Cap Opportunity Fund

By:
Name:
Title:

The Advisors’ Inner Circle Fund,

severally and not jointly on behalf of the

Cambiar Opportunity Fund and

Cambiar Small Cap Fund

By:
Name:
Title:

Great Lakes Advisors, LLC,

solely for the purposes of Sections 4.3, 5.1(f) and 9.2

By:
Name:
Title:

Cambiar Investors, LLC,

solely for the purposes of Sections 1.2(c), 4.4 and 9.2

By:
Name:
Title:

Appendix A

Tax Opinions

With respect to each Reorganization for U.S. federal income tax purposes:

i.	The acquisition by an Acquiring Fund of all of the assets of its corresponding Target Fund, as provided for in the Agreement, solely in exchange for such Acquiring Fund Shares (including fractional shares, if any) and the assumption by such Acquiring Fund of the Stated Liabilities of its corresponding Target Fund, followed by the distribution by such Target Fund to its shareholders of such Acquiring Fund Shares (including fractional shares to which they may be entitled, if any) in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and its corresponding Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

ii.	No gain or loss will be recognized by a Target Fund upon the transfer of all of its assets to its corresponding Acquiring Fund in exchange solely for such Acquiring Fund Shares (including fractional shares, if any) and the assumption by such Acquiring Fund of the Stated Liabilities of its corresponding Target Fund pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Target Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

iii.	No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of its corresponding Target Fund in exchange solely for the assumption of the Stated Liabilities of such corresponding Target Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

iv.	No gain or loss will be recognized by a Target Fund upon the distribution of its corresponding Acquiring Fund Shares by such Target Fund to shareholders of the Target Fund in complete liquidation (in pursuance of the Agreement) of the Target Fund pursuant to Section 361(c)(1) of the Code.

v.	The tax basis of the assets of a Target Fund received by its corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of such Target Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer pursuant to Section 362(b) of the Code.

vi.	The holding periods of the assets of a Target Fund in the hands of its corresponding Acquiring Fund will include the periods during which such assets were held by such Target Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the corresponding Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset.

vii.	No gain or loss will be recognized by the shareholders of a Target Fund upon the exchange of all of their Target Fund Shares solely for its corresponding Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

viii.	The aggregate tax basis of Acquiring Fund Shares received by a shareholder of the corresponding Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of such Target Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

ix.	The holding period of the Acquiring Fund Shares received by a shareholder of the corresponding Target Fund (including fractional shares to which they may be entitled) will include the holding period of such Target Fund Shares exchanged therefor, provided that the shareholder held such Target Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

EXHIBIT C

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the Funds for the past five years. Certain information reflects financial results for a single Fund share. “Total return” shows the percentage that an investor in a Fund would have earned or lost during a given period, assuming all distributions were reinvested.

The information for the Target Funds set forth below has been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with the Target Funds’ financial statements, is included in the Target Funds Annual Report, which is available upon request as described on the cover page of this Proxy Statement/Prospectus.

Except with respect to the information for the six months ended April 30, 2022, the information for the Acquiring Funds set forth below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Acquiring Funds’ financial statements, is included in the Acquiring Funds Annual Report, which is available upon request as described on the cover page of this Proxy Statement/Prospectus. The information for the Acquiring Funds for the six months ended April 30, 2022 has been derived from the Acquiring Funds’ unaudited financial statements, which are included in the Acquiring Funds Semi-Annual Report, which is available upon request as described on the cover page of this Proxy Statement/Prospectus.

C-1

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the year

Institutional Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of year	$19.02	$13.43	$14.97	$15.16	$15.61

Investment operations:
Net investment income	0.08	0.05	0.13	0.13	0.15
Net realized and unrealized gain (loss) on investments	2.02	6.89	(1.08)	1.13	1.87
Total from investment operations	2.10	6.94	(0.95)	1.26	2.02

Less distributions from:
Net investment income	(0.08)	(0.05)	(0.13)	(0.14)	(0.15)
Net realized gains	(10.07)	(1.30)	(0.46)	(1.31)	(2.32)
Total distributions	(10.15)	(1.35)	(0.59)	(1.45)	(2.47)
Net asset value, end of year	$10.97	$19.02	$13.43	$14.97	$15.16

Total return	8.72%	52.43%	-6.88%	9.22%	12.76%

Supplemental Data and Ratios
Net assets, at end of year (000’s)	$28,568	$36,045	$29,253	$42,835	$44,160

Ratio of expenses to average net assets:
Before expense waiver	1.22%	1.13%	0.98%	0.95%	0.95%
After expense waiver	0.85%	0.86%	0.85%	0.85%	0.85%

Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver	1.22%	1.12%	0.98%	0.95%	0.95%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income to average net assets:
After expense waiver	0.48%	0.25%	0.85%	0.85%	0.91%

Portfolio Turnover Rate	163%	99%	97%	107%	104%

C-2

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the year

Institutional Class

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	March 31,	March 31,		March 31,	March 31,	March 31,
	2022	2021		2020	2019	2018
Per Common Share Data

Net asset value, beginning of year	$15.36	$10.09		$12.75	$14.29	$15.23

Investment operations:
Net investment income	0.17	0.19		0.22	0.25	0.20
Net realized and unrealized gain (loss) on investments	1.60	5.36		(2.19)	(0.08)	1.01
Total from investment operations	1.77	5.55		(1.97)	0.17	1.21

Less distributions from:
Net investment income	(0.17)	(0.19)		(0.22)	(0.25)	(0.20)
Net realized gains	(1.28)	(0.09)		(0.47)	(1.46)	(1.95)
Return of capital	—	(0.00	)(1)	—	—	—
Total distributions	(1.45)	(0.28)		(0.69)	(1.71)	(2.15)
Net asset value, end of year	$15.68	$15.36		$10.09	$12.75	$14.29

Total return	11.93%	55.58%		-16.64%	1.98%	7.36%

Supplemental Data and Ratios
Net assets, at end of year (000’s)	$42,934	$44,529		$37,423	$46,804	$50,135

Ratio of expenses to average net assets:
Before expense waiver	1.02%	1.04%		0.93%	0.90%	0.90%
After expense waiver	0.85%	0.85%		0.85%	0.85%	0.85%

Ratio of net investment income
to average net assets:
After expense waiver	1.05%	1.51%		1.62%	1.76%	1.28%

Portfolio Turnover Rate	56%	35%		27%	42%	61%

(1)	Amount per share is less than $0.01.

C-3

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the year

Investor Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of year	$18.68	$10.44	$16.50	$17.36	$17.24

Investment operations:
Net investment income (loss)	(0.01)	0.13	0.18	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	0.27	8.20	(5.07)	1.05	1.35
Total from investment operations	0.26	8.33	(4.89)	1.04	1.37

Less distributions from:
Net investment income	—	(0.09)	(0.14)	—	(0.06)
Net realized gains	(1.09)	—	(1.03)	(1.90)	(1.19)
Total distributions	(1.09)	(0.09)	(1.17)	(1.90)	(1.25)
Net asset value, end of year	$17.85	$18.68	$10.44	$16.50	$17.36

Total return	1.40%	79.97%	-32.07%	7.28%	7.98%

Supplemental Data and Ratios
Net assets, at end of year (000’s)	$4,693	$5,186	$6,531	$10,868	$7,238

Ratio of expenses to average net assets:
Before expense waiver	1.31%	1.30%	1.13%	1.10%	1.10%
After expense waiver	1.24%	1.24%	1.13%	1.10%	1.10%

Ratio of net investment income to average net assets:
After expense waiver	-0.08%	0.37%	1.06%	0.00%	0.05%

Portfolio Turnover Rate	46%	64%	53%	115%	101%

C-4

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the year

Institutional Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2022	2021	2020	2019	2018
Per Common Share Data

Net asset value, beginning of year	$19.04	$10.65	$16.80	$17.64	$17.51

Investment operations:
Net investment income	0.03	0.06	0.23	0.04	0.06
Net realized and unrealized gain (loss) on investments	0.28	8.47	(5.18)	1.06	1.37
Total from investment operations	0.31	8.53	(4.95)	1.10	1.43

Less distributions from:
Net investment income	(0.02)	(0.14)	(0.18)	(0.04)	(0.11)
Net realized gains	(1.09)	—	(1.02)	(1.90)	(1.19)
Total distributions	(1.11)	(0.14)	(1.20)	(1.94)	(1.30)
Net asset value, end of year	$18.24	$19.04	$10.65	$16.80	$17.64

Total return	1.65%	80.39%	-31.87%	7.51%	8.21%

Supplemental Data and Ratios
Net assets, at end of year (000’s)	$29,247	$44,370	$35,011	$67,804	$74,626

Ratio of expenses to average net assets:
Before expense waiver	1.05%	1.05%	0.88%	0.85%	0.85%
After expense waiver	0.99%	0.99%	0.88%	0.85%	0.85%

Ratio of net investment income to average net assets:
After expense waiver	0.17%	0.29%	1.32%	0.25%	0.30%

Portfolio Turnover Rate	46%	64%	53%	115%	101%

C-5

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

		Institutional Class Shares
		Year ended October 31,
Cambiar Opportunity Fund	Period November 1, 2021 to April 30, 2022#	2021	2020	2019	2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30, 2017
Net Asset Value, Beginning of Year/ Period	$29.50	$22.00	$22.55	$22.57	$26.30	$24.15		$22.62
Income (Loss) from Operations:
Net Investment Income(2)	0.11	0.22	0.31	0.37	0.27	0.14		0.29
Net Realized and Unrealized Gain (Loss)	(1.64)	8.32	1.28	2.05	(0.62)	2.01		3.24

Total from Operations	(1.53)	8.54	1.59	2.42	(0.35)	2.15		3.53

Dividends and Distributions:
Net Investment Income	(0.19)	(0.23)	(0.34)	(0.29)	(0.27)	—		(0.46)
Net Realized Gain	(1.98)	(0.81)	(1.80)	(2.15)	(3.11)	—		(1.54)

Total Dividends and Distributions	(2.17)	(1.04)	(2.14)	(2.44)	(3.38)	—		(2.00)

Net Asset Value, End of Year/Period	$25.80	$29.50	$22.00	$22.55	$22.57	$26.30		$24.15

Total Return†	(5.50)%	39.75%	7.09%	13.46%	(2.00)%	8.90%		15.73%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$169,141	$198,332	$127,089	$121,973	$169,330	$175,834		$175,630
Ratio of Expenses to Average Net Assets	0.65%*	0.65%	0.65%	0.71%	0.80%	0.80	%*	0.80%
Ratio of Expenses to Average Net
Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.75%*	0.74%	0.75%	0.79%	0.86%	0.86	%*	0.85%
Ratio of Net Investment Income to Average Net Assets	0.81%*	0.81%	1.45%	1.76%	1.11%	1.13	%*	1.24%
Portfolio Turnover Rate	22%**	36%	87%	70%	47%	16	%**	46%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

C-6

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

		Investor Class Shares
		Year ended October 31,
Cambiar Small Cap Fund	Period November 1, 2021 to April 30, 2022#	2021	2020	2019	2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30, 2017
Net Asset Value, Beginning of Year/ Period	$20.95	$14.93	$16.61	$18.45	$19.37	$18.66		$16.35
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	—	(0.02)	0.06	0.07	0.06	0.03		0.04
Net Realized and Unrealized Gain (Loss)	(1.06)	6.10	(0.94)	1.34	(0.10)	0.68		2.27

Total from Operations	(1.06)	6.08	(0.88)	1.41	(0.04)	0.71		2.31

Dividends and Distributions:
Net Investment Income	—	(0.06)	(0.08)	(0.01)	(0.08)	—		—
Net Realized Gain	(5.18)	—	(0.72)	(3.24)	(0.80)	—		—

Total Dividends and Distributions	(5.18)	(0.06)	(0.80)	(3.25)	(0.88)	—		—

Redemption Fees(2)	—	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)

Net Asset Value, End of Year/Period	$14.71	$20.95	$14.93	$16.61	$18.45	$19.37		$18.66

Total Return†	(5.89)%	40.79%	(5.76)%	12.17%	(0.37)%	3.80%		14.13%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$35,651	$40,967	$36,234	$42,212	$49,475	$99,220		$121,257
Ratio of Expenses to Average Net Assets	1.10%*	1.10%	1.05%	1.15%	1.12%	1.10	%*	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.28%*	1.26%	1.25%	1.30%	1.21%	1.15	%*	1.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	— %*	(0.10)%	0.41%	0.42%	0.31%	0.35	%*	0.24%
Portfolio Turnover Rate	26%**	64%	70%	55%	45%	26	%**	54%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts  designated as “-” are $0 or have been rounded to $0.

C-7

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

		Institutional Class Shares
		Year ended October 31,
Cambiar Small Cap Fund	Period November 1, 2021 to April 30, 2022#	2021	2020	2019	2018	Period May 1, 2017 to October 31, 2017(1)		Year ended April 30, 2017
Net Asset Value, Beginning of Year/Period	$21.63	$15.39	$17.11	$18.89	$19.83	$19.10		$16.69
Income (Loss) from Operations:
Net Investment Income(2)	0.02	0.02	0.08	0.10	0.08	0.04		0.08
Net Realized and Unrealized Gain (Loss)	(1.12)	6.30	(0.97)	1.39	(0.11)	0.69		2.33

Total from Operations	(1.10)	6.32	(0.89)	1.49	(0.03)	0.73		2.41

Dividends and Distributions:
Net Investment Income	—	(0.08)	(0.11)	(0.03)	(0.11)	—		—
Net Realized Gain	(5.18)	—	(0.72)	(3.24)	(0.80)	—		—

Total Dividends and Distributions	(5.18)	(0 08)	(0.83)	(3.27)	(0.91)	—		—

Redemption Fees(2)	—	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)

Net Asset Value, End of Year/Period	$15.35	$21.63	$15.39	$17.11	$18.89	$19.83		$19.10

Total Return†	(5.86)%	41.18%	(5.64)%	12.37%	(0.29)%	3.82%		14.44%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$40,342	$55,691	$42,012	$42,824	$72,239	$198,706		$366,398
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.96%	1.05%	1.05	%*	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.08%*	1.07%	1.10%	1.10%	1.14%	1.10	%*	1.09%
Ratio of Net Investment Income to Average Net Assets	0.23%*	0.08%	0.55%	0.61%	0.41%	0.41	%*	0.46%
Portfolio Turnover Rate	26%**	64%	70%	55%	45%	26	%**	54%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31.
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts	designated as “-” are $0 or have been rounded to $0.

C-8

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION
to the

Registration Statement on Form N-14 Filed by:

The Advisors’ Inner Circle Fund

on behalf of its series

Cambiar Opportunity Fund and

Cambiar Small Cap Fund

One Freedom Valley Drive

Oaks, Pennsylvania 19456

800-838-0191

Relating to the November 17, 2022 Joint Special Meeting of Shareholders of

Great Lakes Disciplined Equity Fund,

Great Lakes Large Cap Value Fund and

Great Lakes Small Cap Opportunity Fund,

each a series of Managed Portfolio Series

[____], 2022

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [____], 2022, relating specifically to the Joint Special Meeting of Shareholders of the Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund and Great Lakes Small Cap Opportunity Fund to be held on November 22, 2022 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to The Advisors’ Inner Circle Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-866-777-8227.

Table of Contents

Page
General Information	1
Incorporation of Documents by Reference into the Statement of Additional Information	1
Supplemental Financial Information	1

General Information

Target Funds (each a series of Managed Portfolio Series)	Corresponding Acquiring Funds (each a series of The Advisors’ Inner Circle Fund)
Great Lakes Disciplined Equity Fund	Cambiar Opportunity Fund
Great Lakes Large Cap Value Fund	Cambiar Opportunity Fund
Great Lakes Small Cap Opportunity Fund	Cambiar Small Cap Fund

This Statement of Additional Information relates to (a) the acquisition of all of the assets and assumption of the stated liabilities (as defined in the Agreement and Plan of Reorganization governing the Reorganizations (as defined below)) of each Target Fund by its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation of the Target Fund (each, a “Reorganization,” and together, the “Reorganizations”). Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

Incorporation of Documents by Reference into this Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and accompany this Statement of Additional Information:

Target Fund Document

1.	The Target Funds’ audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2022 (the “Target Funds Annual Report”). No other parts of the Target Funds Annual Report are incorporated herein by reference.

Acquiring Fund Documents

1.	The Acquiring Funds’ audited financial statements and related report of the independent registered public accounting firm included in the Acquiring Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2021 (the “Acquiring Funds Annual Report”). No other parts of the Acquiring Funds Annual Report are incorporated herein by reference.

2.	The Acquiring Funds’ unaudited financial statements included in the Acquiring Funds’ Semi-Annual Report to shareholders for the fiscal period ended April 30, 2022 (the “Acquiring Funds Semi-Annual Report”). No other parts of the Acquiring Funds Semi-Annual Report are incorporated herein by reference.

Supplemental Financial Information

A table showing the fees and expenses of each Target Fund and the fees and expenses of each corresponding Acquiring Fund on a pro forma basis after giving effect to the applicable Reorganization is included in the sub-section entitled “Additional Information About the Funds - Comparison of Fund Fees and Expenses” of the Proxy Statement/Prospectus.

The Reorganizations will not result in a material change to any Target Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, securities held by each Target Fund are eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of the applicable Reorganization is not required and is not included. Notwithstanding the foregoing, changes may be made to each Target Fund’s investment portfolio before the applicable Reorganization and to each Acquiring Fund’s investment portfolio following the applicable Reorganization.

There are no material differences in the accounting policies of each Target Fund as compared to those of its corresponding Acquiring Fund, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Acquiring Fund will be the accounting survivor of its Reorganization.

B-1

PART C: OTHER INFORMATION

Item 15. Indemnification:

Article VIII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit (1)(a) to The Advisors’ Inner Circle Fund’s (the “Registrant”) Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits:

There are references below to the Registrant’s Registration Statement on Form N-1A (File Nos. 033-42484, 811-06400).

Exhibit No.

(1)(a) Amended and Restated Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is filed herewith.

(1)(b) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (a)(2) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(1)(c) Amendment No. 2, dated August 18, 2020, to the Registrant’s Amended and Restated Agreement and Declaration of Trust, is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 335 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-21-010106 on May 10, 2021.

(2)(a) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

(2)(b) Amendment No. 1, dated May 20, 2020, to the Registrant’s Second Amended and Restated By-Laws, is incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 329 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42494), filed with the SEC via EDGAR Accession No. 0001398344-20-011801 on June 1, 2020.

(3)       Not Applicable.

(4)       Form of Agreement and Plan of Reorganization is attached as Exhibit D to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)(a) See Article III of the Registrant's Amended and Restated Agreement and Declaration of Trust, which has been incorporated by reference in Exhibit (1)(a) of this Registration Statement.

(5)(b) See Section 2 of the Registrant's Second Amended and Restated By-Laws, which has been incorporated by reference in Exhibit (2) of this Registration Statement.

(6)(a)(i) Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(6)(a)(ii) Amended Schedule A, dated August 24, 2018, to the Investment Advisory Agreement, dated March 15, 1999, between the Registrant and LSV Asset Management, is incorporated herein by reference to exhibit (d)(1)(iv) of Post-Effective Amendment No. 297 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-012526 on August 27, 2018.

(6)(a)(iii) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(6)(a)(iv) Amended Schedule A to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Acadian Asset Management LLC (formerly, Acadian Asset Management, Inc.) is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.

(6)(a)(v) Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(6)(a)(vi) Amended Schedule A, dated March 1, 2019, to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC, is incorporated herein by reference to exhibit (d)(1)(vi) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-003603 on February 28, 2019.

(d)(1)(vii) [Amended and Restated Schedule A, dated [XX], to the Investment Advisory Agreement, dated June 24, 2002, between the Registrant and Cambiar Investors, LLC], to be filed by amendment.

(6)(a)(viii) Investment Advisory Agreement, dated June 10, 2020, between the Registrant and CSM Advisors, LLC is incorporated herein by reference to exhibit (d)(1)(viii) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-21-005168 on February 26, 2021.

(6)(a)(ix) Investment Advisory Agreement, dated October 10, 2016, between the Registrant and Rice Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(1)(xi) of Post-Effective Amendment No. 277 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-000154 on February 28, 2017.

(6)(a)(x) Investment Advisory Agreement, dated May 28, 2004, between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.

(6)(a)(xi) Investment Advisory Agreement, dated February 27, 2006, between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(6)(a)(xii) Investment Advisory Agreement, dated March 10, 2010, between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.

(6)(a)(xiii) Investment Advisory Agreement, dated June 20, 2011, between the Registrant and Loomis, Sayles & Company, L.P. is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(a)(xiv) Investment Advisory Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(6)(a)(xv) Amended Schedule A, dated January 1, 2019, to the Investment Advisory Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC is incorporated herein by reference to exhibit (d)(1)(xxi) of Post-Effective Amendment No. 308 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-007375 on April 30, 2019.

(6)(a)(xvi) Investment Advisory Agreement, dated September 3, 2013, between the Registrant and CIBC Private Wealth Advisors, Inc. (formerly, AT Investment Advisers, Inc.) is incorporated herein by reference to exhibit (d)(1)(xxx) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000442 on June 24, 2014.

(6)(a)(xvii) Amended Schedule A, dated March 13, 2019, to the Investment Advisory Agreement, dated September 13, 2013, between the Registrant and CIBC Private Wealth Advisors, Inc., is incorporated herein by reference to exhibit (d)(1)(xxviii) of Post-Effective Amendment No. 312 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-009920 on May 31, 2019.

(6)(a)(xviii) Investment Advisory Agreement, dated July 3, 2013, between the Registrant and Fayez Sarofim & Co. is incorporated herein by reference to exhibit (d)(74) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(6)(b)(i) Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Funds, is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(b)(ii) Amended Schedule A, dated August 24, 2018, to the Amended and Restated Expense Limitation Agreement, dated February 13, 2013, between the Registrant and LSV Asset Management, relating to the LSV Funds, is incorporated herein by reference to exhibit (d)(3)(ii) of Post-Effective Amendment No. 297 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-012526 on August 27, 2018.

(6)(b)(iii) Amended and Restated Expense Limitation Agreement, dated September 1, 2016, between the Registrant and Cambiar Investors, LLC, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (d)(3)(iii) of Post-Effective Amendment No. 268 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1, 2016.

(6)(b)(iv) Amended Schedule A, dated March 1, 2019, to the Amended and Restated Expense Limitation Agreement, dated September 1, 2016, between the Registrant and Cambiar Investors, LLC, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (d)(3)(iv) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-003603 on February 28, 2019.

(6)(b)(v) Amended and Restated Expense Limitation Agreement, dated February 23, 2016, between the Registrant and Rice Hall James & Associates, LLC, relating to the Rice Hall James Funds, is incorporated herein by reference to exhibit (d)(3)(vi) of Post-Effective Amendment No. 263 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001304 on April 29, 2016.

(6)(b)(vi) Expense Limitation Agreement, dated March 1, 2008, between the Registrant and Haverford Investment Management, Inc., relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(b)(vii) Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and Edgewood Management LLC, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (d)(3)(xiv) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-21-005168 on February 26, 2021.

(6)(b)(viii) Amended Schedule A, dated January 25, 2022, to the Amended and Restated Expense Limitation Agreement, dated December 31, 2019, between the Registrant and Edgewood Management LLC, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (d)(2)(viii) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-22-001310 on January 28, 2022.

(6)(b)(ix) Expense Limitation Agreement, dated March 31, 2010, between the Registrant and Sands Capital Management, LLC, relating to the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(b)(x) Expense Limitation Agreement, dated December 15, 2011, between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit (d)(38) of Post-Effective Amendment No. 206 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000118 on March 1, 2013.

(6)(b)(xi) Expense Limitation Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(46) of Post-Effective Amendment No. 183 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 29, 2012.

(6)(b)(x) Amended Schedule A, dated January 1, 2019, to the Expense Limitation Agreement, dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(3)(xv) of Post-Effective Amendment No. 308 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-007375 on April 30, 2019.

(6)(b)(xi) Expense Limitation Agreement, dated February 23, 2016, between the Registrant and CIBC Private Wealth Advisors, Inc., relating to the CIBC Atlas Disciplined Equity Fund, CIBC Atlas Income Opportunities Fund and CIBC Atlas Mid Cap Equity Fund, is incorporated herein by reference to exhibit (d)(2)(xix) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(6)(b)(xii) Amended Schedule A, dated March 13, 2019, to the Expense Limitation Agreement, dated February 23, 2016, between the Registrant and CIBC Private Wealth Advisors, Inc., relating to the CIBC Atlas International Growth Fund, is incorporated herein by reference to exhibit (d)(3)(xx) of Post-Effective Amendment No. 312 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-009920 on May 31, 2019.

(6)(b)(xiii) Expense Limitation Agreement, dated December 13, 2017, between the Registrant and CIBC Private Wealth Advisors, Inc., relating to the CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, is incorporated herein by reference to exhibit (d)(3)(xviii) of Post-Effective Amendment No. 288 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-17-001113 on December 13, 2017.

(6)(b)(xiv) Expense Limitation Agreement, effective as of July 3, 2013, between the Registrant and Fayez Sarofim & Co., relating to the Sarofim Equity Fund, is incorporated herein by reference to exhibit (d)(75) of Post-Effective Amendment No. 219 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-13-000386 on July 26, 2013.

(6)(b)(xv) Expense Limitation Agreement, effective as of March 1, 2022 between the Registrant and CSM Advisors, LLC, relating to the McKee International Equity Portfolio, is incorporated herein by reference to exhibit (d)(2)(xviii) of Post-Effective Amendment No. 351 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-22-004492 on February 28, 2022.

(7)(a) Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(1)(i) of Post-Effective Amendment No. 252 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000094 on February 27, 2015.

(7)(b) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(7)(c) Amendment No. 2, dated November 13, 2018, to the Distribution Agreement, dated November 14, 1991, as amended and restated November 14, 2005 and as amended August 30, 2010, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit (e)(1)(iii) of Post-Effective Amendment No. 308 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-007375 on April 30, 2019.

(7)(d) Distribution Services Agreement, dated [XX], between Cambiar Investors, LLC and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), to be filed by amendment.

(7)(e) Form of Authorized Participant Agreement to be filed by amendment.

(7)(f) Revised Form of Amended Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co., dated October 2007, is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(8) Not Applicable.

(9)(a)(i) Amended and Restated Custody Agreement, dated February 12, 2013, between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(i) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(9)(a)(ii) Amendment, dated November 6, 2013, to the Amended and Restated Custody Agreement dated February 12, 2013 between the Registrant and U.S. Bank, National Association, is incorporated herein by reference to exhibit (g)(1)(ii) of Post-Effective Amendment No. 233 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000296 on April 30, 2014.

(9)(b)(i) Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(i) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(9)(b)(ii) Amendment, dated May 12, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(ii) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(9)(b)(iii) Amendment, dated November 6, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(iii) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(9)(b)(iv) Amendment, dated August 25, 2016, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to exhibit (g)(3)(iv) of Post-Effective Amendment No. 272 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001815 on October 31, 2016.

(9)(c) Custodian and Transfer Agent Agreement, dated [XX], between the Registrant and [Custodian and Transfer Agent], to be filed by amendment.

(10)(a)(i) Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(10)(a)(ii) Schedule A, as last amended March 31, 2020, to the Distribution Plan, dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(1)(ii) of Post-Effective Amendment No. 325 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-20-007265 on March 31, 2020.

(10)(a)(iii) ETF Distribution Plan, dated [XX], to be filed by amendment.

(10)(b)(i) Registrant's Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 229 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-14-000099 on February 28, 2014.

(10)(b)(ii) Amended and Restated Schedule M and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the LSV Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 297 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-012526 on August 27, 2018.

(10)(b)(iii) Amended and Restated Schedule B and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(3) of Post-Effective Amendment No. 258 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-15-000632 on August 28, 2015.

(10)(b)(iv) Schedule N and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit (n)(5) of Post-Effective Amendment No. 268 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001670 on September 1, 2016.

(10)(b)(v) Amended and Restated Schedule C and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (n)(6) of Post-Effective Amendment No. 274 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001948 on December 30, 2016.

(10)(b)(vi) Amended and Restated Schedule L and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan, dated February 21, 2007, relating to the CIBC Atlas Funds, is incorporated herein by reference to exhibit (n)(7) of Post-Effective Amendment No. 312 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-009920 on May 31, 2019.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is filed herewith.

(12) Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is filed herewith.

(13)(a) Amended and Restated Administration Agreement, dated November 13, 2018, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-19-003603 on February 28, 2019.

(13)(b)(i) Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.

(13)(b)(ii) AML Delegation Amendment, dated May 20, 2003, to the Transfer Agency and Service Agreement, dated January 15, 2003, between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(13)(b)(iii) Amendment to and Assignment of Transfer Agency and Service Agreement, dated March 8, 2018, between the Registrant and State Street Bank and Trust Company, is incorporated herein by reference to exhibit (h)(2)(iii) of Post-Effective Amendment No. 294 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-006346 on April 30, 2018.

(13)(b)(iv) Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(13)(b)(v) Amendment, dated April 1, 2009, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(2)(vi) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(13)(b)(vi) Amended Fee Schedule, dated August 30, 2012, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(13)(b)(vii) Amendment, dated November 13, 2013, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(2)(viii) of Post-Effective Amendment No. 266 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001507 on August 24, 2016.

(13)(b)(viii) Amendment No. 3, dated April 30, 2018, to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(2)(viii) of Post-Effective Amendment No. 297 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-012526 on August 27, 2018.

(13)(b)(ix) Amendment, dated [XX], to the Agency Agreement, dated April 1, 2006, between the Registrant and DST Systems, Inc., to be filed by amendment.

(13)(b)(x) Transfer Agency Services Agreement, dated November 14, 2012, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(2)(viii) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-003073 on February 28, 2018.

(13)(b)(xi) Amendment, dated November 19, 2013, to the Transfer Agency Services Agreement, dated November 14, 2012, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(2)(ix) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-18-003073 on February 28, 2018.

(13)(c)(i) Shareholder Services Plan is incorporated herein by reference to exhibit (h)(3) of Post-Effective Amendment No. 261 to the Registrant's Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001135428-16-001069 on February 26, 2016.

(13)(c)(ii) Amended Exhibit A to the Shareholder Services Plan, is incorporated herein by reference to exhibit (h)(3)(ii) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement on Form N-1A (File No. 033-42484), filed with the SEC via EDGAR Accession No. 0001398344-21-005168 on February 26, 2021.

(14)(a) Consent of Cohen & Company, Ltd. is filed herewith.

(14)(b) Consent of Morgan, Lewis & Bockius LLP is filed herewith

(14)(c) Consent of Ernst & Young LLP is filed herewith.

(15) Not Applicable.

(16)(a) Powers of Attorney for Mses. Kathleen Gaffney, Betty L. Krikorian and Monica Walker and Messrs. Robert A. Nesher, N. Jeffrey Klauder, Mitchell A. Johnson, Bruce R. Speca, Joseph T. Grause, Jr., Robert Mulhall, Michael Beattie and Andrew Metzger are filed herewith.

(16)(b) Resolution adopted by the Board of Trustees of the Trust on May 23, 2022 is filed herewith.

(17)(a) Form of Proxy Card is filed herewith.

(17)(b) Prospectus dated July 29, 2022 for Managed Portfolio Series (the “Target Trust”), with respect to the Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund and Great Lakes Small Cap Opportunity Fund (the “Target Funds”) is incorporated herein by reference to Post-Effective Amendment No. 548 to the Target Trust’s Registration Statement on Form N-1A, filed with the SEC via EDGAR on July 27, 2022, Accession No. 0000894189-22-005125 (the “Target Funds Prospectus”).

(17)(c) Supplement dated August 23, 2022 to the Target Funds Prospectus is incorporated herein by reference to the Target Trust’s 497 filing filed with the SEC via EDGAR on August 23, 2022, Accession No. 0000894189-22-005984.

(17)(d) Statement of Additional Information dated July 29, 2022, with respect to the Target Funds is incorporated herein by reference to Post-Effective Amendment No. 548 to the Target Trust’s Registration Statement on Form N-1A, filed with the SEC via EDGAR on July 27, 2022, Accession No. 0000894189-22-005125 (the “Target Funds SAI”).

(17)(e) Supplement dated August 23, 2022 to the Target Funds SAI is incorporated herein by reference to the Target Trust’s 497 filing filed with the SEC via EDGAR on August 23, 2022, Accession No. 0000894189-22-005984.

(17)(f) Prospectus dated March 1, 2022 for the Registrant, with respect to the Cambiar Opportunity Fund and Cambiar Small Cap Fund (the “Acquiring Funds”), is incorporated herein by reference to Post-Effective Amendment No. 351 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on February 28, 2022, Accession No. 0001398344-22-004492.

(17)(g) Statement of Additional Information dated March 1, 2022 for the Registrant, with respect to the Acquiring Funds, is incorporated herein by reference to Post-Effective Amendment No. 351 to the Registrant’s Registration Statement on Form N-1A filed with the SEC via EDGAR on February 28, 2022, Accession No. 0001398344-22-004492.

(17)(h) Audited financial statements and related report of the independent public accounting firm included in the Target Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2022, with respect to the Target Funds is incorporated herein by reference to the Target Trust’s N-CSR filed with the SEC via EDGAR on June 1, 2022, Accession No. 0000898531-22-000210.

(18) Not Applicable.

Item 17. Undertakings:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Oaks, Commonwealth of Pennsylvania on the 8th day of September, 2022.

THE ADVISORS’ INNER CIRCLE FUND

By:	*
Michael Beattie, President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

*	Trustee	September 8, 2022
Kathleen Gaffney

*	Trustee	September 8, 2022
Joseph T. Grause, Jr.

*	Trustee	September 8, 2022
Mitchell A. Johnson

*	Trustee	September 8, 2022
N. Jeffrey Klauder

*	Trustee	September 8, 2022
Betty L. Krikorian

*	Trustee	September 8, 2022
Robert Mulhall

*	Trustee	September 8, 2022
Robert A. Nesher

*	Trustee	September 8, 2022
Bruce Speca

*	Trustee	September 8, 2022
Monica Walker

*	President	September 8, 2022
Michael Beattie

*	Treasurer, Controller &	September 8, 2022
Andrew Metzger	Chief Financial Officer

*By:	/s/ Matthew M. Maher
Matthew M. Maher
Attorney-in-Fact

EXHIBIT INDEX

(1)(a)	Amended and Restated Agreement and Declaration of Trust
(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered
(12)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters
(14)(a)	Consent of Cohen & Company, Ltd.
(14)(b)	Consent of Morgan, Lewis & Bockius LLP
(14)(c)	Consent of Ernst & Young LLP
(16)(a)	Powers of Attorney for Mses. Kathleen Gaffney, Betty L. Krikorian and Monica Walker and Messrs. Robert A. Nesher, N. Jeffrey Klauder, Mitchell A. Johnson, Bruce R. Speca, Joseph T. Grause, Jr., Robert Mulhall, Michael Beattie and Andrew Metzger
(16)(b)	Resolution adopted by the Board of Trustees of the Trust on May 23, 2022
(17)(a)	Form of Proxy Card